FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA U

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA U

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA U

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA U indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA U as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	TA Aegon Sustainable Equity Income Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon U.S. Government Securities Service Class
Franklin Allocation Class 4 Shares	TA BlackRock Global Real Estate Securities Service Class
ProFund Access VP High Yield	TA BlackRock Government Money Market Service Class
ProFund VP Asia 30	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Basic Materials	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Consumer Services	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
ProFund VP Emerging Markets	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
ProFund VP Europe 30	TA BlackRock iShares Edge 40 Service Class
ProFund VP Falling U.S. Dollar	TA BlackRock Tactical Allocation Service Class
ProFund VP Financials	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Government Money Market	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
ProFund VP International	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP Japan	TA International Focus Service Class
ProFund VP Mid-Cap	TA Janus Balanced Service Class
ProFund VP NASDAQ-100	TA Janus Mid-Cap Growth Service Class
ProFund VP Oil & Gas	TA JPMorgan Asset Allocation - Conservative Service Class

ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Precious Metals	TA JPMorgan Asset Allocation - Moderate Service Class
ProFund VP Short Emerging Markets	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Short International	TA JPMorgan Enhanced Index Service Class
ProFund VP Short NASDAQ-100	TA JPMorgan International Moderate Growth Service Class
ProFund VP Short Small-Cap	TA JPMorgan Tactical Allocation Service Class
ProFund VP Small-Cap	TA Market Participation Strategy Service Class
ProFund VP Small-Cap Value	TA Morgan Stanley Capital Growth Service Class
ProFund VP Telecommunications	TA Multi-Managed Balanced Service Class
ProFund VP U.S. Government Plus	TA PIMCO Tactical - Balanced Service Class
ProFund VP UltraSmall-Cap	TA PIMCO Tactical - Conservative Service Class
ProFund VP Utilities	TA PIMCO Tactical - Growth Service Class
TA Aegon Bond Service Class	TA Small/Mid Cap Value Service Class
TA Aegon Core Bond Service Class	TA T. Rowe Price Small Cap Service Class
TA Aegon High Yield Bond Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA U based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA U in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA U since 2014.

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	99,194.775	$1,030,294	$808,437	$(1)	$808,436	390,381	$1.860975	$10.802940
Fidelity® VIP Index 500 Service Class 2	21,509.829	5,023,680	7,952,184	(53)	7,952,131	2,173,903	3.116720	15.902073
Franklin Allocation Class 4 Shares	157,410.813	889,595	720,942	(15)	720,927	322,557	1.984672	10.660211
ProFund Access VP High Yield	11,564.121	311,777	272,798	4	272,802	162,144	1.509117	9.264438
ProFund VP Asia 30	8,749.429	501,028	310,255	6	310,261	377,997	0.726221	9.627816
ProFund VP Basic Materials	3,717.576	247,395	284,023	(9)	284,014	171,660	1.460584	13.355456
ProFund VP Bull	8,008.065	417,113	389,833	3	389,836	187,804	1.846867	14.451253
ProFund VP Consumer Services	4,297.087	305,900	225,081	–	225,081	89,440	2.297816	12.229785
ProFund VP Emerging Markets	24,921.919	719,573	623,546	(15)	623,531	855,261	0.641056	10.269737
ProFund VP Europe 30	860.272	18,972	19,373	(3)	19,370	21,082	0.812347	10.724085
ProFund VP Falling U.S. Dollar	56.354	1,021	851	1	852	1,682	0.447701	7.549605
ProFund VP Financials	5,891.339	250,374	248,791	(5)	248,786	206,666	1.076417	12.655055
ProFund VP Government Money Market	3,723,782.004	3,723,782	3,723,782	(125)	3,723,657	4,315,172	0.756756	8.826003
ProFund VP International	22,641.142	437,803	403,239	11	403,250	537,744	0.665664	9.892812
ProFund VP Japan	1,680.832	86,323	81,487	3	81,490	80,804	0.895590	11.403286
ProFund VP Mid-Cap	30,262.072	544,193	444,247	(5)	444,242	222,796	1.778219	11.879288
ProFund VP NASDAQ-100	17,934.535	1,073,616	685,279	(10)	685,269	173,789	3.500228	17.847080
ProFund VP Oil & Gas	9,676.556	196,259	428,575	17	428,592	378,008	0.999347	11.351521
ProFund VP Pharmaceuticals	7,239.585	241,699	270,109	(5)	270,104	124,869	1.949186	11.752976
ProFund VP Precious Metals	10,407.097	321,329	260,490	(90)	260,400	473,671	0.485372	11.080336
ProFund VP Short Emerging Markets	991.876	36,919	26,513	(1)	26,512	158,899	0.147868	4.548424
ProFund VP Short International	285.069	10,591	8,059	(4)	8,055	33,710	0.189651	5.378892
ProFund VP Short NASDAQ-100	8,177.690	144,471	148,998	1	148,999	2,724,530	0.046713	2.646646
ProFund VP Short Small-Cap	743.764	21,817	19,583	(4)	19,579	212,575	0.081346	4.295357
ProFund VP Small-Cap	9,126.568	312,957	272,428	4	272,432	170,379	1.423637	10.540265
ProFund VP Small-Cap Value	5,769.090	217,752	229,783	(11)	229,772	118,708	1.702848	11.033511
ProFund VP Telecommunications	795.482	24,912	23,228	(5)	23,223	24,232	0.853862	7.785568
ProFund VP U.S. Government Plus	4,865.216	147,216	64,561	(5)	64,556	54,507	0.988613	6.876019
ProFund VP UltraSmall-Cap	7,220.981	155,818	81,453	(4)	81,449	58,661	1.236858	8.985405
ProFund VP Utilities	6,987.217	270,923	289,970	(14)	289,956	141,440	1.799645	13.539865
TA Aegon Bond Service Class	484,291.095	5,410,927	4,402,206	18	4,402,224	3,320,410	1.146164	8.731963
TA Aegon Core Bond Service Class	242,454.759	3,371,121	2,790,654	3	2,790,657	2,084,004	1.178608	8.875674
TA Aegon High Yield Bond Service Class	145,153.159	1,094,408	955,108	(36)	955,072	476,424	1.753538	10.035811
TA Aegon Sustainable Equity Income Service Class	305,469.644	5,914,002	5,379,320	17	5,379,337	2,237,302	1.902737	10.681768
TA Aegon U.S. Government Securities Service Class	1,052,165.081	10,480,816	9,753,570	58	9,753,628	8,373,693	0.995785	8.623578
TA BlackRock Global Real Estate Securities Service Class	217,940.279	2,604,014	2,124,918	(17)	2,124,901	1,017,912	1.494547	9.489711
TA BlackRock Government Money Market Service Class	3,945,243.116	3,945,242	3,945,243	(155)	3,945,088	4,234,535	0.805534	8.994749
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	96,103.135	991,386	794,773	15	794,788	671,836	1.088149	9.865752
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	38,591.600	418,157	339,992	(30)	339,962	297,136	1.053261	9.736888

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	63,158.357	$686,323	$560,215	$(3)	$560,212	478,619	$1.078504	$9.246500
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	13,465.277	155,726	127,516	5	127,521	112,760	1.061014	9.703261
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	6,786.803	84,962	68,343	(1)	68,342	55,759	1.137932	10.020803
TA BlackRock iShares Edge 40 Service Class	40,110.704	379,465	326,902	3	326,905	217,438	1.305508	10.229044
TA BlackRock Tactical Allocation Service Class	76,085.779	1,164,064	948,029	25	948,054	765,824	1.161742	10.928866
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	48,062.019	588,157	526,760	15	526,775	379,823	1.245760	10.457031
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	8,091.989	96,280	88,122	(7)	88,115	65,468	1.215147	9.787647
TA Goldman Sachs Managed Risk - Growth ETF Service Class	143,029.011	1,432,750	1,311,576	(12)	1,311,564	861,999	1.363278	11.355318
TA International Focus Service Class	176,523.401	1,400,766	1,353,934	16	1,353,950	1,026,119	1.172246	12.065156
TA Janus Balanced Service Class	112,657.091	1,916,088	1,624,515	3	1,624,518	917,417	1.613345	13.308937
TA Janus Mid-Cap Growth Service Class	121,753.724	4,281,719	3,549,121	93	3,549,214	1,034,652	2.966321	16.934575
TA JPMorgan Asset Allocation - Conservative Service Class	1,863,751.254	18,657,217	15,115,023	(81)	15,114,942	9,350,242	1.401493	10.393177
TA JPMorgan Asset Allocation - Growth Service Class	3,293,090.407	37,205,840	28,781,610	28	28,781,638	11,903,433	2.094168	13.608824
TA JPMorgan Asset Allocation - Moderate Service Class	4,836,216.196	54,361,481	45,895,692	(57)	45,895,635	24,451,351	1.632456	11.171445
TA JPMorgan Asset Allocation - Moderate Growth Service Class	12,657,230.738	145,488,459	118,851,397	95	118,851,492	55,808,927	1.853157	12.158225
TA JPMorgan Enhanced Index Service Class	165,166.365	3,435,744	3,245,519	(39)	3,245,480	913,850	3.052489	15.945381
TA JPMorgan International Moderate Growth Service Class	787,024.233	7,461,550	6,642,485	(114)	6,642,371	5,421,548	1.074022	11.083778
TA JPMorgan Tactical Allocation Service Class	215,538.547	3,281,234	2,657,590	(3)	2,657,587	2,030,962	1.134104	10.053018
TA Market Participation Strategy Service Class	41,374.077	510,987	372,367	6	372,373	233,511	1.481619	12.802035
TA Morgan Stanley Capital Growth Service Class	1,523,241.728	14,063,970	4,752,514	(1)	4,752,513	1,552,692	2.662433	13.605322
TA Multi-Managed Balanced Service Class	1,266,406.156	18,726,648	16,716,561	38	16,716,599	5,793,115	2.496873	12.808486
TA PIMCO Tactical - Balanced Service Class	28,826.676	340,035	251,657	11	251,668	220,051	1.047440	9.956095
TA PIMCO Tactical - Conservative Service Class	23,776.709	281,884	213,277	6	213,283	194,008	1.004316	9.996480
TA PIMCO Tactical - Growth Service Class	35,650.727	392,529	303,031	(5)	303,026	255,581	1.082925	10.760355
TA Small/Mid Cap Value Service Class	636,511.109	11,692,870	11,520,851	25	11,520,876	2,475,395	3.898857	13.055102
TA T. Rowe Price Small Cap Service Class	292,050.574	3,622,379	2,479,509	(26)	2,479,483	641,449	3.356331	13.406485
TA WMC US Growth Service Class	543,167.845	16,992,743	13,410,814	31	13,410,845	3,641,072	3.208303	17.218540

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$808,436	$-	$808,436
Fidelity® VIP Index 500 Service Class 2	7,952,131	-	7,952,131
Franklin Allocation Class 4 Shares	720,927	-	720,927
ProFund Access VP High Yield	272,802	-	272,802
ProFund VP Asia 30	310,261	-	310,261
ProFund VP Basic Materials	284,014	-	284,014
ProFund VP Bull	389,836	-	389,836
ProFund VP Consumer Services	225,081	-	225,081
ProFund VP Emerging Markets	623,531	-	623,531
ProFund VP Europe 30	19,370	-	19,370
ProFund VP Falling U.S. Dollar	852	-	852
ProFund VP Financials	248,786	-	248,786
ProFund VP Government Money Market	3,723,657	-	3,723,657
ProFund VP International	403,250	-	403,250
ProFund VP Japan	81,490	-	81,490
ProFund VP Mid-Cap	444,242	-	444,242
ProFund VP NASDAQ-100	685,269	-	685,269
ProFund VP Oil & Gas	428,592	-	428,592
ProFund VP Pharmaceuticals	270,104	-	270,104
ProFund VP Precious Metals	260,400	-	260,400
ProFund VP Short Emerging Markets	26,512	-	26,512
ProFund VP Short International	8,055	-	8,055
ProFund VP Short NASDAQ-100	148,999	-	148,999
ProFund VP Short Small-Cap	19,579	-	19,579
ProFund VP Small-Cap	272,432	-	272,432
ProFund VP Small-Cap Value	229,772	-	229,772
ProFund VP Telecommunications	23,223	-	23,223
ProFund VP U.S. Government Plus	64,556	-	64,556
ProFund VP UltraSmall-Cap	81,449	-	81,449
ProFund VP Utilities	289,956	-	289,956
TA Aegon Bond Service Class	4,402,224	-	4,402,224
TA Aegon Core Bond Service Class	2,790,657	-	2,790,657
TA Aegon High Yield Bond Service Class	955,072	-	955,072
TA Aegon Sustainable Equity Income Service Class	5,379,337	-	5,379,337
TA Aegon U.S. Government Securities Service Class	9,753,628	-	9,753,628
TA BlackRock Global Real Estate Securities Service Class	2,124,901	-	2,124,901
TA BlackRock Government Money Market Service Class	3,945,088	-	3,945,088
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	794,788	-	794,788
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	339,962	-	339,962
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	560,212	-	560,212
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	127,521	-	127,521

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	$68,342	$-	$68,342
TA BlackRock iShares Edge 40 Service Class	326,905	-	326,905
TA BlackRock Tactical Allocation Service Class	948,054	-	948,054
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	526,775	-	526,775
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	88,115	-	88,115
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,311,564	-	1,311,564
TA International Focus Service Class	1,353,950	-	1,353,950
TA Janus Balanced Service Class	1,624,518	-	1,624,518
TA Janus Mid-Cap Growth Service Class	3,549,214	-	3,549,214
TA JPMorgan Asset Allocation - Conservative Service Class	15,049,126	65,816	15,114,942
TA JPMorgan Asset Allocation - Growth Service Class	28,781,638	-	28,781,638
TA JPMorgan Asset Allocation - Moderate Service Class	45,840,615	55,020	45,895,635
TA JPMorgan Asset Allocation - Moderate Growth Service Class	118,765,851	85,641	118,851,492
TA JPMorgan Enhanced Index Service Class	3,245,480	-	3,245,480
TA JPMorgan International Moderate Growth Service Class	6,562,225	80,146	6,642,371
TA JPMorgan Tactical Allocation Service Class	2,657,587	-	2,657,587
TA Market Participation Strategy Service Class	372,373	-	372,373
TA Morgan Stanley Capital Growth Service Class	4,752,513	-	4,752,513
TA Multi-Managed Balanced Service Class	16,716,599	-	16,716,599
TA PIMCO Tactical - Balanced Service Class	251,668	-	251,668
TA PIMCO Tactical - Conservative Service Class	213,283	-	213,283
TA PIMCO Tactical - Growth Service Class	303,026	-	303,026
TA Small/Mid Cap Value Service Class	11,520,876	-	11,520,876
TA T. Rowe Price Small Cap Service Class	2,479,483	-	2,479,483
TA WMC US Growth Service Class	13,410,845	-	13,410,845

See accompanying notes.	7

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2020:	$1,167,129	$8,457,444	$1,369,446	$272,799

Investment Income:
Reinvested Dividends	2,893	96,852	21,884	6,906
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,942	118,411	19,159	3,983

Net Investment Income (Loss)	(15,049)	(21,559)	2,725	2,923

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,150	68,786	-	-
Realized Gain (Loss) on Investments	(12,179)	429,794	(65,243)	(218)

Net Realized Capital Gains (Losses) on Investments	12,971	498,580	(65,243)	(218)
Net Change in Unrealized Appreciation (Depreciation)	128,191	1,675,974	192,812	(5,877)

Net Gain (Loss) on Investment	141,162	2,174,554	127,569	(6,095)

Net Increase (Decrease) in Net Assets Resulting from Operations	126,113	2,152,995	130,294	(3,172)

Increase (Decrease) in Net Assets from Contract Transactions	(155,955)	(379,633)	(256,550)	11,425

Total Increase (Decrease) in Net Assets	(29,842)	1,773,362	(126,256)	8,253

Net Assets as of December 31, 2021:	$1,137,287	$10,230,806	$1,243,190	$281,052

Investment Income:
Reinvested Dividends	29,273	103,842	11,891	9,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,840	110,650	11,861	3,729

Net Investment Income (Loss)	14,433	(6,808)	30	5,312

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	95,362	67,528	74,939	-
Realized Gain (Loss) on Investments	(22,365)	289,265	(115,819)	(4,492)

Net Realized Capital Gains (Losses) on Investments	72,997	356,793	(40,880)	(4,492)
Net Change in Unrealized Appreciation (Depreciation)	(313,879)	(2,326,532)	(142,193)	(28,300)

Net Gain (Loss) on Investment	(240,882)	(1,969,739)	(183,073)	(32,792)

Net Increase (Decrease) in Net Assets Resulting from Operations	(226,449)	(1,976,547)	(183,043)	(27,480)

Increase (Decrease) in Net Assets from Contract Transactions	(102,402)	(302,128)	(339,220)	19,230

Total Increase (Decrease) in Net Assets	(328,851)	(2,278,675)	(522,263)	(8,250)

Net Assets as of December 31, 2022:	$808,436	$7,952,131	$720,927	$272,802

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Asia 30 Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount

Net Assets as of December 31, 2020:	$511,365	$284,603	$485,037	$350,129

Investment Income:
Reinvested Dividends	-	940	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,401	4,225	7,184	5,975

Net Investment Income (Loss)	(7,401)	(3,285)	(7,184)	(5,975)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,739	7,544	32,618	31,927
Realized Gain (Loss) on Investments	12,994	7,344	21,193	370

Net Realized Capital Gains (Losses) on Investments	90,733	14,888	53,811	32,297
Net Change in Unrealized Appreciation (Depreciation)	(197,965)	54,588	66,951	8,361

Net Gain (Loss) on Investment	(107,232)	69,476	120,762	40,658

Net Increase (Decrease) in Net Assets Resulting from Operations	(114,633)	66,191	113,578	34,683

Increase (Decrease) in Net Assets from Contract Transactions	(941)	2,897	(62,982)	29,986

Total Increase (Decrease) in Net Assets	(115,574)	69,088	50,596	64,669

Net Assets as of December 31, 2021:	$395,791	$353,691	$535,633	$414,798

Investment Income:
Reinvested Dividends	1,580	539	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,068	4,015	6,006	4,337

Net Investment Income (Loss)	(2,488)	(3,476)	(6,006)	(4,337)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,120	2,717	58,375	2,940
Realized Gain (Loss) on Investments	(50,156)	10,632	7,062	(17,900)

Net Realized Capital Gains (Losses) on Investments	(13,036)	13,349	65,437	(14,960)
Net Change in Unrealized Appreciation (Depreciation)	(92,449)	(46,561)	(167,505)	(112,413)

Net Gain (Loss) on Investment	(105,485)	(33,212)	(102,068)	(127,373)

Net Increase (Decrease) in Net Assets Resulting from Operations	(107,973)	(36,688)	(108,074)	(131,710)

Increase (Decrease) in Net Assets from Contract Transactions	22,443	(32,989)	(37,723)	(58,007)

Total Increase (Decrease) in Net Assets	(85,530)	(69,677)	(145,797)	(189,717)

Net Assets as of December 31, 2022:	$310,261	$284,014	$389,836	$225,081

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount

Net Assets as of December 31, 2020:	$1,017,794	$80,433	$9,956	$459,435

Investment Income:
Reinvested Dividends	-	1,421	-	1,920
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,850	2,166	111	7,854

Net Investment Income (Loss)	(11,850)	(745)	(111)	(5,934)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	116	35,367
Realized Gain (Loss) on Investments	44,459	25,761	(486)	68,361

Net Realized Capital Gains (Losses) on Investments	44,459	25,761	(370)	103,728
Net Change in Unrealized Appreciation (Depreciation)	(212,847)	11,834	(740)	35,190

Net Gain (Loss) on Investment	(168,388)	37,595	(1,110)	138,918

Net Increase (Decrease) in Net Assets Resulting from Operations	(180,238)	36,850	(1,221)	132,984

Increase (Decrease) in Net Assets from Contract Transactions	(94,166)	(91,824)	(3,494)	(194,762)

Total Increase (Decrease) in Net Assets	(274,404)	(54,974)	(4,715)	(61,778)

Net Assets as of December 31, 2021:	$743,390	$25,459	$5,241	$397,657

Investment Income:
Reinvested Dividends	3,953	476	-	259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,122	429	30	4,163

Net Investment Income (Loss)	(4,169)	47	(30)	(3,904)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,399	-	3,392
Realized Gain (Loss) on Investments	(16,059)	(2,890)	(750)	7,747

Net Realized Capital Gains (Losses) on Investments	(16,059)	(1,491)	(750)	11,139
Net Change in Unrealized Appreciation (Depreciation)	(109,030)	(2,756)	340	(73,408)

Net Gain (Loss) on Investment	(125,089)	(4,247)	(410)	(62,269)

Net Increase (Decrease) in Net Assets Resulting from Operations	(129,258)	(4,200)	(440)	(66,173)

Increase (Decrease) in Net Assets from Contract Transactions	9,399	(1,889)	(3,949)	(82,698)

Total Increase (Decrease) in Net Assets	(119,859)	(6,089)	(4,389)	(148,871)

Net Assets as of December 31, 2022:	$623,531	$19,370	$852	$248,786

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount

Net Assets as of December 31, 2020:	$3,758,038	$420,935	$55,938	$463,982

Investment Income:
Reinvested Dividends	494	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,240	6,046	227	8,829

Net Investment Income (Loss)	(49,746)	(6,046)	(227)	(8,829)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,024	20,892
Realized Gain (Loss) on Investments	-	13,343	7,383	(11,250)

Net Realized Capital Gains (Losses) on Investments	-	13,343	9,407	9,642
Net Change in Unrealized Appreciation (Depreciation)	-	23,108	(7,909)	109,605

Net Gain (Loss) on Investment	-	36,451	1,498	119,247

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,746)	30,405	1,271	110,418

Increase (Decrease) in Net Assets from Contract Transactions	(76,208)	(14,932)	(42,558)	90,185

Total Increase (Decrease) in Net Assets	(125,954)	15,473	(41,287)	200,603

Net Assets as of December 31, 2021:	$3,632,084	$436,408	$14,651	$664,585

Investment Income:
Reinvested Dividends	38,090	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,803	4,792	373	7,298

Net Investment Income (Loss)	(7,713)	(4,792)	(373)	(7,298)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	16,114	1,703	102,939
Realized Gain (Loss) on Investments	-	(3,447)	(608)	(51,805)

Net Realized Capital Gains (Losses) on Investments	-	12,667	1,095	51,134
Net Change in Unrealized Appreciation (Depreciation)	-	(83,927)	(6,589)	(152,588)

Net Gain (Loss) on Investment	-	(71,260)	(5,494)	(101,454)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,713)	(76,052)	(5,867)	(108,752)

Increase (Decrease) in Net Assets from Contract Transactions	99,286	42,894	72,706	(111,591)

Total Increase (Decrease) in Net Assets	91,573	(33,158)	66,839	(220,343)

Net Assets as of December 31, 2022:	$3,723,657	$403,250	$81,490	$444,242

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of December 31, 2020:	$1,050,215	$314,242	$367,727	$318,233

Investment Income:
Reinvested Dividends	-	5,559	888	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,488	4,466	4,685	4,250

Net Investment Income (Loss)	(16,488)	1,093	(3,797)	(4,250)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	173,132	-	4,363	-
Realized Gain (Loss) on Investments	90,177	27,715	9,164	3,321

Net Realized Capital Gains (Losses) on Investments	263,309	27,715	13,527	3,321
Net Change in Unrealized Appreciation (Depreciation)	6,029	95,081	20,767	(40,539)

Net Gain (Loss) on Investment	269,338	122,796	34,294	(37,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	252,850	123,889	30,497	(41,468)

Increase (Decrease) in Net Assets from Contract Transactions	67,586	(126,034)	(61,629)	32,576

Total Increase (Decrease) in Net Assets	320,436	(2,145)	(31,132)	(8,892)

Net Assets as of December 31, 2021:	$1,370,651	$312,097	$336,595	$309,341

Investment Income:
Reinvested Dividends	-	4,150	234	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,142	5,093	4,229	3,899

Net Investment Income (Loss)	(12,142)	(943)	(3,995)	(3,899)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	176,825	-	17,598	-
Realized Gain (Loss) on Investments	27,138	46,365	5,181	5,858

Net Realized Capital Gains (Losses) on Investments	203,963	46,365	22,779	5,858
Net Change in Unrealized Appreciation (Depreciation)	(628,099)	119,820	(45,096)	(46,279)

Net Gain (Loss) on Investment	(424,136)	166,185	(22,317)	(40,421)

Net Increase (Decrease) in Net Assets Resulting from Operations	(436,278)	165,242	(26,312)	(44,320)

Increase (Decrease) in Net Assets from Contract Transactions	(249,104)	(48,747)	(40,179)	(4,621)

Total Increase (Decrease) in Net Assets	(685,382)	116,495	(66,491)	(48,941)

Net Assets as of December 31, 2022:	$685,269	$428,592	$270,104	$260,400

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount

Net Assets as of December 31, 2020:	$29,187	$17,751	$22,356	$20,921

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	400	227	1,613	275

Net Investment Income (Loss)	(400)	(227)	(1,613)	(275)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,659	-
Realized Gain (Loss) on Investments	(1,716)	(305)	(13,155)	(19,441)

Net Realized Capital Gains (Losses) on Investments	(1,716)	(305)	(11,496)	(19,441)
Net Change in Unrealized Appreciation (Depreciation)	4,699	(2,056)	(25,258)	12,084

Net Gain (Loss) on Investment	2,983	(2,361)	(36,754)	(7,357)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,583	(2,588)	(38,367)	(7,632)

Increase (Decrease) in Net Assets from Contract Transactions	1,402	(137)	130,778	3,359

Total Increase (Decrease) in Net Assets	3,985	(2,725)	92,411	(4,273)

Net Assets as of December 31, 2021:	$33,172	$15,026	$114,767	$16,648

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	440	214	1,752	251

Net Investment Income (Loss)	(440)	(214)	(1,752)	(251)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	580	-	-	-
Realized Gain (Loss) on Investments	(5,298)	(4,543)	(10,725)	(159)

Net Realized Capital Gains (Losses) on Investments	(4,718)	(4,543)	(10,725)	(159)
Net Change in Unrealized Appreciation (Depreciation)	7,922	7,567	50,542	3,128

Net Gain (Loss) on Investment	3,204	3,024	39,817	2,969

Net Increase (Decrease) in Net Assets Resulting from Operations	2,764	2,810	38,065	2,718

Increase (Decrease) in Net Assets from Contract Transactions	(9,424)	(9,781)	(3,833)	213

Total Increase (Decrease) in Net Assets	(6,660)	(6,971)	34,232	2,931

Net Assets as of December 31, 2022:	$26,512	$8,055	$148,999	$19,579

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2020:	$450,301	$501,049	$37,138	$179,238

Investment Income:
Reinvested Dividends	-	419	469	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,780	6,551	562	1,999

Net Investment Income (Loss)	(5,780)	(6,132)	(93)	(1,999)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,336	-	-	26,568
Realized Gain (Loss) on Investments	56,294	83,975	2,398	(486)

Net Realized Capital Gains (Losses) on Investments	72,630	83,975	2,398	26,082
Net Change in Unrealized Appreciation (Depreciation)	(19,051)	35,166	4,098	(38,851)

Net Gain (Loss) on Investment	53,579	119,141	6,496	(12,769)

Net Increase (Decrease) in Net Assets Resulting from Operations	47,799	113,009	6,403	(14,768)

Increase (Decrease) in Net Assets from Contract Transactions	(119,444)	(294,512)	(6,093)	(14,292)

Total Increase (Decrease) in Net Assets	(71,645)	(181,503)	310	(29,060)

Net Assets as of December 31, 2021:	$378,656	$319,546	$37,448	$150,178

Investment Income:
Reinvested Dividends	-	-	575	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,245	4,349	389	1,341

Net Investment Income (Loss)	(4,245)	(4,349)	186	(1,341)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,894	55,793	-	-
Realized Gain (Loss) on Investments	368	(40,774)	(231)	(25,588)

Net Realized Capital Gains (Losses) on Investments	35,262	15,019	(231)	(25,588)
Net Change in Unrealized Appreciation (Depreciation)	(116,706)	(55,775)	(8,215)	(34,524)

Net Gain (Loss) on Investment	(81,444)	(40,756)	(8,446)	(60,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	(85,689)	(45,105)	(8,260)	(61,453)

Increase (Decrease) in Net Assets from Contract Transactions	(20,535)	(44,669)	(5,965)	(24,169)

Total Increase (Decrease) in Net Assets	(106,224)	(89,774)	(14,225)	(85,622)

Net Assets as of December 31, 2022:	$272,432	$229,772	$23,223	$64,556

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2020:	$200,789	$490,320	$7,802,460	$3,545,387

Investment Income:
Reinvested Dividends	-	6,374	88,091	83,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,650	5,620	95,006	50,354

Net Investment Income (Loss)	(3,650)	754	(6,915)	33,265

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,865	-	421,205	123,400
Realized Gain (Loss) on Investments	17,516	(27,231)	29,680	19,726

Net Realized Capital Gains (Losses) on Investments	39,381	(27,231)	450,885	143,126
Net Change in Unrealized Appreciation (Depreciation)	(1,927)	77,166	(624,539)	(272,114)

Net Gain (Loss) on Investment	37,454	49,935	(173,654)	(128,988)

Net Increase (Decrease) in Net Assets Resulting from Operations	33,804	50,689	(180,569)	(95,723)

Increase (Decrease) in Net Assets from Contract Transactions	(23,558)	(179,999)	(950,136)	(23,986)

Total Increase (Decrease) in Net Assets	10,246	(129,310)	(1,130,705)	(119,709)

Net Assets as of December 31, 2021:	$211,035	$361,010	$6,671,755	$3,425,678

Investment Income:
Reinvested Dividends	-	2,945	119,661	69,796
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,609	3,991	70,215	42,769

Net Investment Income (Loss)	(1,609)	(1,046)	49,446	27,027

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,127	3,211	-	12,506
Realized Gain (Loss) on Investments	(13,785)	(273)	(345,716)	(73,939)

Net Realized Capital Gains (Losses) on Investments	9,342	2,938	(345,716)	(61,433)
Net Change in Unrealized Appreciation (Depreciation)	(97,838)	(9,029)	(692,910)	(439,475)

Net Gain (Loss) on Investment	(88,496)	(6,091)	(1,038,626)	(500,908)

Net Increase (Decrease) in Net Assets Resulting from Operations	(90,105)	(7,137)	(989,180)	(473,881)

Increase (Decrease) in Net Assets from Contract Transactions	(39,481)	(63,917)	(1,280,351)	(161,140)

Total Increase (Decrease) in Net Assets	(129,586)	(71,054)	(2,269,531)	(635,021)

Net Assets as of December 31, 2022:	$81,449	$289,956	$4,402,224	$2,790,657

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount

Net Assets as of December 31, 2020:	$1,912,066	$7,028,245	$5,627,969	$2,954,652

Investment Income:
Reinvested Dividends	94,997	133,820	68,145	77,207
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,759	98,297	59,899	47,572

Net Investment Income (Loss)	69,238	35,523	8,246	29,635

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	270,436	-
Realized Gain (Loss) on Investments	2,701	(91,213)	(26,112)	(22,869)

Net Realized Capital Gains (Losses) on Investments	2,701	(91,213)	244,324	(22,869)
Net Change in Unrealized Appreciation (Depreciation)	14,079	1,397,328	(442,054)	757,906

Net Gain (Loss) on Investment	16,780	1,306,115	(197,730)	735,037

Net Increase (Decrease) in Net Assets Resulting from Operations	86,018	1,341,638	(189,484)	764,672

Increase (Decrease) in Net Assets from Contract Transactions	(528,703)	(1,160,736)	(1,169,974)	(409,930)

Total Increase (Decrease) in Net Assets	(442,685)	180,902	(1,359,458)	354,742

Net Assets as of December 31, 2021:	$1,469,381	$7,209,147	$4,268,511	$3,309,394

Investment Income:
Reinvested Dividends	59,882	105,870	74,147	73,423
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,432	79,894	109,553	34,276

Net Investment Income (Loss)	43,450	25,976	(35,406)	39,147

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	199,970	-	-
Realized Gain (Loss) on Investments	(56,984)	(165,598)	(565,294)	(50,012)

Net Realized Capital Gains (Losses) on Investments	(56,984)	34,372	(565,294)	(50,012)
Net Change in Unrealized Appreciation (Depreciation)	(167,925)	(1,001,963)	(399,676)	(916,417)

Net Gain (Loss) on Investment	(224,909)	(967,591)	(964,970)	(966,429)

Net Increase (Decrease) in Net Assets Resulting from Operations	(181,459)	(941,615)	(1,000,376)	(927,282)

Increase (Decrease) in Net Assets from Contract Transactions	(332,850)	(888,195)	6,485,493	(257,211)

Total Increase (Decrease) in Net Assets	(514,309)	(1,829,810)	5,485,117	(1,184,493)

Net Assets as of December 31, 2022:	$955,072	$5,379,337	$9,753,628	$2,124,901

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$4,404,296	$966,134	$881,323	$1,108,545

Investment Income:
Reinvested Dividends	155	8,895	5,406	5,753
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,835	12,220	8,513	14,314

Net Investment Income (Loss)	(59,680)	(3,325)	(3,107)	(8,561)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	13,037	-	-
Realized Gain (Loss) on Investments	-	12,984	17,321	13,713

Net Realized Capital Gains (Losses) on Investments	-	26,021	17,321	13,713
Net Change in Unrealized Appreciation (Depreciation)	-	13,848	28,459	56,877

Net Gain (Loss) on Investment	-	39,869	45,780	70,590

Net Increase (Decrease) in Net Assets Resulting from Operations	(59,680)	36,544	42,673	62,029

Increase (Decrease) in Net Assets from Contract Transactions	(151,370)	(175,291)	(320,503)	(324,495)

Total Increase (Decrease) in Net Assets	(211,050)	(138,747)	(277,830)	(262,466)

Net Assets as of December 31, 2021:	$4,193,246	$827,387	$603,493	$846,079

Investment Income:
Reinvested Dividends	56,805	12,152	4,852	8,188
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,984	11,505	5,593	8,992

Net Investment Income (Loss)	(1,179)	647	(741)	(804)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	124,553	45,190	28,076
Realized Gain (Loss) on Investments	-	(46,115)	7,405	(9,568)

Net Realized Capital Gains (Losses) on Investments	-	78,438	52,595	18,508
Net Change in Unrealized Appreciation (Depreciation)	-	(229,800)	(146,063)	(169,740)

Net Gain (Loss) on Investment	-	(151,362)	(93,468)	(151,232)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,179)	(150,715)	(94,209)	(152,036)

Increase (Decrease) in Net Assets from Contract Transactions	(246,979)	118,116	(169,322)	(133,831)

Total Increase (Decrease) in Net Assets	(248,158)	(32,599)	(263,531)	(285,867)

Net Assets as of December 31, 2022:	$3,945,088	$794,788	$339,962	$560,212

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2020:	$167,370	$87,005	$506,248	$1,484,005

Investment Income:
Reinvested Dividends	970	260	7,141	35,487
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,567	1,270	6,539	20,129

Net Investment Income (Loss)	(1,597)	(1,010)	602	15,358

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,244	8,091	9,201	47,569
Realized Gain (Loss) on Investments	908	479	5,094	16,693

Net Realized Capital Gains (Losses) on Investments	17,152	8,570	14,295	64,262
Net Change in Unrealized Appreciation (Depreciation)	(3,016)	3,192	5,386	6,310

Net Gain (Loss) on Investment	14,136	11,762	19,681	70,572

Net Increase (Decrease) in Net Assets Resulting from Operations	12,539	10,752	20,283	85,930

Increase (Decrease) in Net Assets from Contract Transactions	(6,825)	(9,107)	(78,531)	(160,760)

Total Increase (Decrease) in Net Assets	5,714	1,645	(58,248)	(74,830)

Net Assets as of December 31, 2021:	$173,084	$88,650	$448,000	$1,409,175

Investment Income:
Reinvested Dividends	1,737	851	5,703	40,803
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,210	1,072	4,979	15,903

Net Investment Income (Loss)	(473)	(221)	724	24,900

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,210	7,021	14,891	94,234
Realized Gain (Loss) on Investments	(5,231)	(798)	(4,905)	(28,428)

Net Realized Capital Gains (Losses) on Investments	5,979	6,223	9,986	65,806
Net Change in Unrealized Appreciation (Depreciation)	(35,431)	(21,873)	(76,506)	(331,304)

Net Gain (Loss) on Investment	(29,452)	(15,650)	(66,520)	(265,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,925)	(15,871)	(65,796)	(240,598)

Increase (Decrease) in Net Assets from Contract Transactions	(15,638)	(4,437)	(55,299)	(220,523)

Total Increase (Decrease) in Net Assets	(45,563)	(20,308)	(121,095)	(461,121)

Net Assets as of December 31, 2022:	$127,521	$68,342	$326,905	$948,054

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA International Focus Service Class Subaccount

Net Assets as of December 31, 2020:	$836,609	$422,800	$2,249,066	$2,359,324

Investment Income:
Reinvested Dividends	7,877	2,671	18,458	24,464
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,041	2,884	28,358	31,729

Net Investment Income (Loss)	(2,164)	(213)	(9,900)	(7,265)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,827	2,320	98,742	-
Realized Gain (Loss) on Investments	25,584	13,864	128,215	81,547

Net Realized Capital Gains (Losses) on Investments	57,411	16,184	226,957	81,547
Net Change in Unrealized Appreciation (Depreciation)	(1,996)	(16,385)	31,779	131,498

Net Gain (Loss) on Investment	55,415	(201)	258,736	213,045

Net Increase (Decrease) in Net Assets Resulting from Operations	53,251	(414)	248,836	205,780

Increase (Decrease) in Net Assets from Contract Transactions	(202,797)	(269,626)	(687,608)	(378,921)

Total Increase (Decrease) in Net Assets	(149,546)	(270,040)	(438,772)	(173,141)

Net Assets as of December 31, 2021:	$687,063	$152,760	$1,810,294	$2,186,183

Investment Income:
Reinvested Dividends	8,532	1,554	21,306	42,342
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,974	1,324	20,967	21,319

Net Investment Income (Loss)	558	230	339	21,023

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,227	1,451	89,501	82,548
Realized Gain (Loss) on Investments	(681)	553	(7,835)	628

Net Realized Capital Gains (Losses) on Investments	13,546	2,004	81,666	83,176
Net Change in Unrealized Appreciation (Depreciation)	(117,326)	(17,751)	(361,585)	(553,350)

Net Gain (Loss) on Investment	(103,780)	(15,747)	(279,919)	(470,174)

Net Increase (Decrease) in Net Assets Resulting from Operations	(103,222)	(15,517)	(279,580)	(449,151)

Increase (Decrease) in Net Assets from Contract Transactions	(57,066)	(49,128)	(219,150)	(383,082)

Total Increase (Decrease) in Net Assets	(160,288)	(64,645)	(498,730)	(832,233)

Net Assets as of December 31, 2022:	$526,775	$88,115	$1,311,564	$1,353,950

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$1,672,231	$5,157,477	$23,349,463	$40,167,885

Investment Income:
Reinvested Dividends	24,501	4,936	475,682	622,921
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,189	69,620	303,596	581,971

Net Investment Income (Loss)	(4,688)	(64,684)	172,086	40,950

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	92,793	660,306	338,473	2,573,495
Realized Gain (Loss) on Investments	80,328	403,948	281,873	2,112,819

Net Realized Capital Gains (Losses) on Investments	173,121	1,064,254	620,346	4,686,314
Net Change in Unrealized Appreciation (Depreciation)	113,848	(273,851)	129,491	2,075,308

Net Gain (Loss) on Investment	286,969	790,403	749,837	6,761,622

Net Increase (Decrease) in Net Assets Resulting from Operations	282,281	725,719	921,923	6,802,572

Increase (Decrease) in Net Assets from Contract Transactions	309,215	(772,403)	(3,326,685)	(5,362,491)

Total Increase (Decrease) in Net Assets	591,496	(46,684)	(2,404,762)	1,440,081

Net Assets as of December 31, 2021:	$2,263,727	$5,110,793	$20,944,701	$41,607,966

Investment Income:
Reinvested Dividends	14,896	-	912,486	1,852,140
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,614	54,494	235,806	452,464

Net Investment Income (Loss)	(10,718)	(54,494)	676,680	1,399,676

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	211,512	628,162	1,591,519	6,541,475
Realized Gain (Loss) on Investments	(37,283)	34,951	(269,425)	173,799

Net Realized Capital Gains (Losses) on Investments	174,229	663,113	1,322,094	6,715,274
Net Change in Unrealized Appreciation (Depreciation)	(588,048)	(1,517,594)	(5,364,162)	(17,893,938)

Net Gain (Loss) on Investment	(413,819)	(854,481)	(4,042,068)	(11,178,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	(424,537)	(908,975)	(3,365,388)	(9,778,988)

Increase (Decrease) in Net Assets from Contract Transactions	(214,672)	(652,604)	(2,464,371)	(3,047,340)

Total Increase (Decrease) in Net Assets	(639,209)	(1,561,579)	(5,829,759)	(12,826,328)

Net Assets as of December 31, 2022:	$1,624,518	$3,549,214	$15,114,942	$28,781,638

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$64,978,923	$167,676,534	$4,303,977	$10,317,666

Investment Income:
Reinvested Dividends	1,088,270	3,297,468	25,605	131,731
Investment Expense:
Mortality and Expense Risk and Administrative Charges	894,681	2,382,594	57,747	136,633

Net Investment Income (Loss)	193,589	914,874	(32,142)	(4,902)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	412,087	4,223,156	497,052	-
Realized Gain (Loss) on Investments	2,339,200	6,569,405	394,522	396,190

Net Realized Capital Gains (Losses) on Investments	2,751,287	10,792,561	891,574	396,190
Net Change in Unrealized Appreciation (Depreciation)	1,711,836	7,793,415	230,281	371,571

Net Gain (Loss) on Investment	4,463,123	18,585,976	1,121,855	767,761

Net Increase (Decrease) in Net Assets Resulting from Operations	4,656,712	19,500,850	1,089,713	762,859

Increase (Decrease) in Net Assets from Contract Transactions	(7,000,179)	(21,222,940)	(772,609)	(1,416,415)

Total Increase (Decrease) in Net Assets	(2,343,467)	(1,722,090)	317,104	(653,556)

Net Assets as of December 31, 2021:	$62,635,456	$165,954,444	$4,621,081	$9,664,110

Investment Income:
Reinvested Dividends	2,586,024	6,817,889	15,240	353,913
Investment Expense:
Mortality and Expense Risk and Administrative Charges	713,876	1,873,735	50,244	101,074

Net Investment Income (Loss)	1,872,148	4,944,154	(35,004)	252,839

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,070,074	18,491,716	452,908	620,471
Realized Gain (Loss) on Investments	56,166	506,327	87,984	91,777

Net Realized Capital Gains (Losses) on Investments	5,126,240	18,998,043	540,892	712,248
Net Change in Unrealized Appreciation (Depreciation)	(17,499,639)	(54,004,464)	(1,415,462)	(2,662,804)

Net Gain (Loss) on Investment	(12,373,399)	(35,006,421)	(874,570)	(1,950,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,501,251)	(30,062,267)	(909,574)	(1,697,717)

Increase (Decrease) in Net Assets from Contract Transactions	(6,238,570)	(17,040,685)	(466,027)	(1,324,022)

Total Increase (Decrease) in Net Assets	(16,739,821)	(47,102,952)	(1,375,601)	(3,021,739)

Net Assets as of December 31, 2022:	$45,895,635	$118,851,492	$3,245,480	$6,642,371

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount

Net Assets as of December 31, 2020:	$3,719,444	$300,390	$16,424,503	$22,051,094

Investment Income:
Reinvested Dividends	55,222	2,409	-	214,595
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,452	6,542	218,853	305,092

Net Investment Income (Loss)	4,770	(4,133)	(218,853)	(90,497)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	209,730	49,975	4,269,787	1,245,151
Realized Gain (Loss) on Investments	80,264	5,777	2,150,141	963,257

Net Realized Capital Gains (Losses) on Investments	289,994	55,752	6,419,928	2,208,408
Net Change in Unrealized Appreciation (Depreciation)	(178,335)	4,565	(6,502,691)	1,046,520

Net Gain (Loss) on Investment	111,659	60,317	(82,763)	3,254,928

Net Increase (Decrease) in Net Assets Resulting from Operations	116,429	56,184	(301,616)	3,164,431

Increase (Decrease) in Net Assets from Contract Transactions	(189,403)	137,258	(2,265,724)	(2,946,930)

Total Increase (Decrease) in Net Assets	(72,974)	193,442	(2,567,340)	217,501

Net Assets as of December 31, 2021:	$3,646,470	$493,832	$13,857,163	$22,268,595

Investment Income:
Reinvested Dividends	44,885	141	-	170,329
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,018	5,861	98,606	255,523

Net Investment Income (Loss)	3,867	(5,720)	(98,606)	(85,194)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	305,240	101,228	4,581,883	2,244,841
Realized Gain (Loss) on Investments	(20,956)	(7,002)	(1,391,457)	312,191

Net Realized Capital Gains (Losses) on Investments	284,284	94,226	3,190,426	2,557,032
Net Change in Unrealized Appreciation (Depreciation)	(854,666)	(167,668)	(11,114,946)	(6,327,920)

Net Gain (Loss) on Investment	(570,382)	(73,442)	(7,924,520)	(3,770,888)

Net Increase (Decrease) in Net Assets Resulting from Operations	(566,515)	(79,162)	(8,023,126)	(3,856,082)

Increase (Decrease) in Net Assets from Contract Transactions	(422,368)	(42,297)	(1,081,524)	(1,695,914)

Total Increase (Decrease) in Net Assets	(988,883)	(121,459)	(9,104,650)	(5,551,996)

Net Assets as of December 31, 2022:	$2,657,587	$372,373	$4,752,513	$16,716,599

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2020:	$340,683	$486,694	$512,934	$13,812,896

Investment Income:
Reinvested Dividends	-	3,300	-	74,214
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,051	5,054	7,265	208,004

Net Investment Income (Loss)	(5,051)	(1,754)	(7,265)	(133,790)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,471	25,685	40,801	-
Realized Gain (Loss) on Investments	1,181	3,494	(1,566)	410,369

Net Realized Capital Gains (Losses) on Investments	26,652	29,179	39,235	410,369
Net Change in Unrealized Appreciation (Depreciation)	(5,569)	(19,475)	5,265	3,153,477

Net Gain (Loss) on Investment	21,083	9,704	44,500	3,563,846

Net Increase (Decrease) in Net Assets Resulting from Operations	16,032	7,950	37,235	3,430,056

Increase (Decrease) in Net Assets from Contract Transactions	(5,167)	(173,018)	(134,924)	(2,060,385)

Total Increase (Decrease) in Net Assets	10,865	(165,068)	(97,689)	1,369,671

Net Assets as of December 31, 2021:	$351,548	$321,626	$415,245	$15,182,567

Investment Income:
Reinvested Dividends	1,579	2,813	-	42,403
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,176	3,649	4,822	177,338

Net Investment Income (Loss)	(2,597)	(836)	(4,822)	(134,935)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,513	15,458	43,968	2,000,522
Realized Gain (Loss) on Investments	(7,337)	(13,822)	(4,017)	213,432

Net Realized Capital Gains (Losses) on Investments	19,176	1,636	39,951	2,213,954
Net Change in Unrealized Appreciation (Depreciation)	(87,682)	(58,882)	(111,366)	(3,516,126)

Net Gain (Loss) on Investment	(68,506)	(57,246)	(71,415)	(1,302,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	(71,103)	(58,082)	(76,237)	(1,437,107)

Increase (Decrease) in Net Assets from Contract Transactions	(28,777)	(50,261)	(35,982)	(2,224,584)

Total Increase (Decrease) in Net Assets	(99,880)	(108,343)	(112,219)	(3,661,691)

Net Assets as of December 31, 2022:	$251,668	$213,283	$303,026	$11,520,876

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$4,498,025	$20,786,549

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,411	304,738

Net Investment Income (Loss)	(57,411)	(304,738)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	425,412	3,181,282
Realized Gain (Loss) on Investments	232,599	1,482,326

Net Realized Capital Gains (Losses) on Investments	658,011	4,663,608
Net Change in Unrealized Appreciation (Depreciation)	(217,158)	(701,044)

Net Gain (Loss) on Investment	440,853	3,962,564

Net Increase (Decrease) in Net Assets Resulting from Operations	383,442	3,657,826

Increase (Decrease) in Net Assets from Contract Transactions	(942,059)	(2,269,217)

Total Increase (Decrease) in Net Assets	(558,617)	1,388,609

Net Assets as of December 31, 2021:	$3,939,408	$22,175,158

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39,795	233,708

Net Investment Income (Loss)	(39,795)	(233,708)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,058,688	2,880,330
Realized Gain (Loss) on Investments	(293,783)	537,439

Net Realized Capital Gains (Losses) on Investments	764,905	3,417,769
Net Change in Unrealized Appreciation (Depreciation)	(1,647,735)	(10,254,811)

Net Gain (Loss) on Investment	(882,830)	(6,837,042)

Net Increase (Decrease) in Net Assets Resulting from Operations	(922,625)	(7,070,750)

Increase (Decrease) in Net Assets from Contract Transactions	(537,300)	(1,693,563)

Total Increase (Decrease) in Net Assets	(1,459,925)	(8,764,313)

Net Assets as of December 31, 2022:	$2,479,483	$13,410,845

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

1. Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T.Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Balanced Hedge Allocation Class B Shares	AB Balanced Wealth Strategy Class B Shares
TA Aegon Bond Service Class	TA PIMCO Total Return Service Class
TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Managed Risk - Balanced ETF Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Managed Risk - Conservative ETF Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$126,580	$119,186

Fidelity® VIP Index 500 Service Class 2	393,009	634,536
Franklin Allocation Class 4 Shares	86,829	351,084
ProFund Access VP High Yield	52,034	27,493
ProFund VP Asia 30	132,511	75,433
ProFund VP Basic Materials	12,464	46,211
ProFund VP Bull	59,190	44,545
ProFund VP Consumer Services	10,239	69,643
ProFund VP Emerging Markets	90,231	85,005
ProFund VP Europe 30	84,690	85,133
ProFund VP Falling U.S. Dollar	-	3,979
ProFund VP Financials	67,319	150,531
ProFund VP Government Money Market	473,145	381,586
ProFund VP International	86,891	32,673
ProFund VP Japan	169,677	95,641
ProFund VP Mid-Cap	204,553	220,505
ProFund VP NASDAQ-100	193,049	277,474
ProFund VP Oil & Gas	40,891	90,589
ProFund VP Pharmaceuticals	27,959	54,536
ProFund VP Precious Metals	48,150	56,680
ProFund VP Short Emerging Markets	2,636	11,921
ProFund VP Short International	212	10,205
ProFund VP Short NASDAQ-100	16,230	21,809
ProFund VP Short Small-Cap	347	382
ProFund VP Small-Cap	34,894	24,779
ProFund VP Small-Cap Value	376,974	370,202
ProFund VP Telecommunications	577	6,355
ProFund VP U.S. Government Plus	3,114	28,627
ProFund VP UltraSmall-Cap	25,980	43,944
ProFund VP Utilities	55,804	117,558
TA Aegon Bond Service Class	826,510	2,057,416
TA Aegon Core Bond Service Class	412,226	533,824
TA Aegon High Yield Bond Service Class	139,462	428,872
TA Aegon Sustainable Equity Income Service Class	451,441	1,113,696
TA Aegon U.S. Government Securities Service Class	9,239,531	2,789,469
TA BlackRock Global Real Estate Securities Service Class	165,457	383,531

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock Government Money Market Service Class	$2,013,262	$2,261,419

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	548,526	305,210

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	50,162	175,042

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	43,923	150,478

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	22,787	27,688

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	7,872	5,509

TA BlackRock iShares Edge 40 Service Class	26,762	66,448

TA BlackRock Tactical Allocation Service Class	138,912	240,296

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	23,400	65,680

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	3,071	50,520

TA Goldman Sachs Managed Risk - Growth ETF Service Class	122,885	252,200

TA International Focus Service Class	185,639	465,149

TA Janus Balanced Service Class	879,001	892,879

TA Janus Mid-Cap Growth Service Class	662,142	741,057

TA JPMorgan Asset Allocation - Conservative Service Class	2,803,458	2,999,618

TA JPMorgan Asset Allocation - Growth Service Class	8,675,804	3,781,976

TA JPMorgan Asset Allocation - Moderate Service Class	8,119,557	7,415,968

TA JPMorgan Asset Allocation - Moderate Growth Service Class	25,771,980	19,376,850

TA JPMorgan Enhanced Index Service Class	580,732	628,858

TA JPMorgan International Moderate Growth Service Class	1,049,091	1,499,837

TA JPMorgan Tactical Allocation Service Class	497,420	610,671

TA Market Participation Strategy Service Class	102,184	48,973

TA Morgan Stanley Capital Growth Service Class	4,870,586	1,468,835

TA Multi-Managed Balanced Service Class	3,093,377	2,629,644

TA PIMCO Tactical - Balanced Service Class	28,582	33,439

TA PIMCO Tactical - Conservative Service Class	19,052	54,688

TA PIMCO Tactical - Growth Service Class	46,148	42,986

TA Small/Mid Cap Value Service Class	2,329,511	2,688,512

TA T. Rowe Price Small Cap Service Class	1,348,670	867,060

TA WMC US Growth Service Class	3,302,897	2,349,862

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021

Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	976	(47,343)	(46,367)	2,294	(66,266)	(63,972)

Fidelity® VIP Index 500 Service Class 2	56,657	(137,131)	(80,474)	85,740	(189,560)	(103,820)

Franklin Allocation Class 4 Shares	-	(137,065)	(137,065)	-	(97,071)	(97,071)

ProFund Access VP High Yield	25,581	(14,846)	10,735	7,417	(1,282)	6,135

ProFund VP Asia 30	105,437	(86,642)	18,795	114,128	(128,293)	(14,165)

ProFund VP Basic Materials	5,395	(25,640)	(20,245)	19,983	(19,551)	432

ProFund VP Bull	381	(16,996)	(16,615)	7,053	(33,073)	(26,020)

ProFund VP Consumer Services	2,425	(23,217)	(20,792)	22,826	(13,659)	9,167

ProFund VP Emerging Markets	117,724	(105,368)	12,356	73,143	(164,327)	(91,184)

ProFund VP Europe 30	83,437	(87,575)	(4,138)	239,975	(314,222)	(74,247)

ProFund VP Falling U.S. Dollar	-	(7,623)	(7,623)	60,913	(67,635)	(6,722)

ProFund VP Financials	50,549	(120,126)	(69,577)	103,691	(240,149)	(136,458)

ProFund VP Government Money Market	520,525	(396,788)	123,737	2,104,050	(2,195,120)	(91,070)

ProFund VP International	93,913	(35,643)	58,270	121,124	(138,128)	(17,004)

ProFund VP Japan	159,326	(91,275)	68,051	-	(37,073)	(37,073)

ProFund VP Mid-Cap	48,077	(104,624)	(56,547)	143,706	(99,749)	43,957

ProFund VP NASDAQ-100	3,537	(56,311)	(52,774)	60,471	(48,054)	12,417

ProFund VP Oil & Gas	31,110	(87,263)	(56,153)	190,478	(411,207)	(220,729)

ProFund VP Pharmaceuticals	4,551	(23,235)	(18,684)	4,316	(32,016)	(27,700)

ProFund VP Precious Metals	71,474	(93,185)	(21,711)	90,589	(53,499)	37,090

ProFund VP Short Emerging Markets	12,275	(63,321)	(51,046)	20,528	(11,025)	9,503

ProFund VP Short International	898	(37,020)	(36,122)	367	(952)	(585)

ProFund VP Short NASDAQ-100	345,333	(422,295)	(76,962)	3,696,011	(1,302,488)	2,393,523

ProFund VP Short Small-Cap	4,036	(1,632)	2,404	446,611	(447,439)	(828)

ProFund VP Small-Cap	-	(12,160)	(12,160)	17,687	(76,052)	(58,365)

ProFund VP Small-Cap Value	159,875	(184,338)	(24,463)	105,739	(249,353)	(143,614)

ProFund VP Telecommunications	2	(6,099)	(6,097)	2,930	(7,702)	(4,772)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	1,901	(20,449)	(18,548)	1,863	(8,855)	(6,992)

ProFund VP UltraSmall-Cap	1,716	(27,232)	(25,516)	32,362	(45,410)	(13,048)

ProFund VP Utilities	23,410	(55,977)	(32,567)	19,869	(116,942)	(97,073)

TA Aegon Bond Service Class	515,094	(1,403,773)	(888,679)	526,209	(1,125,856)	(599,647)

TA Aegon Core Bond Service Class	243,165	(344,541)	(101,376)	386,524	(391,833)	(5,309)

TA Aegon High Yield Bond Service Class	37,361	(198,673)	(161,312)	39,019	(268,111)	(229,092)

TA Aegon Sustainable Equity Income Service Class	61,648	(427,488)	(365,840)	115,884	(572,245)	(456,361)

TA Aegon U.S. Government Securities Service Class	7,495,101	(2,235,326)	5,259,775	953,325	(1,799,594)	(846,269)

TA BlackRock Global Real Estate Securities Service Class	42,211	(144,112)	(101,901)	238,362	(362,237)	(123,875)

TA BlackRock Government Money Market Service Class	2,130,777	(2,398,309)	(267,532)	1,557,916	(1,721,476)	(163,560)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	324,577	(237,869)	86,708	10,153	(139,389)	(129,236)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	114	(133,572)	(133,458)	117	(244,137)	(244,020)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	6,283	(109,660)	(103,377)	20,024	(248,657)	(228,633)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	8,179	(21,826)	(13,647)	283	(5,288)	(5,005)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(3,496)	(3,496)	-	(6,304)	(6,304)

TA BlackRock iShares Edge 40 Service Class	4,005	(37,664)	(33,659)	8,300	(52,741)	(44,441)

TA BlackRock Tactical Allocation Service Class	2,839	(177,895)	(175,056)	315	(110,650)	(110,335)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	494	(39,509)	(39,015)	6,193	(135,708)	(129,515)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	47	(33,739)	(33,692)	6,280	(186,412)	(180,132)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	8,278	(150,310)	(142,032)	2,029	(396,475)	(394,446)

TA International Focus Service Class	45,624	(322,570)	(276,946)	75,016	(303,344)	(228,328)

TA Janus Balanced Service Class	348,982	(474,313)	(125,331)	358,616	(192,483)	166,133

TA Janus Mid-Cap Growth Service Class	10,082	(198,016)	(187,934)	167,229	(366,832)	(199,603)

TA JPMorgan Asset Allocation - Conservative Service Class	186,973	(1,626,275)	(1,439,302)	480,186	(2,235,889)	(1,755,703)

TA JPMorgan Asset Allocation - Growth Service Class	131,817	(1,339,483)	(1,207,666)	155,430	(1,949,292)	(1,793,862)

TA JPMorgan Asset Allocation - Moderate Service Class	240,579	(3,333,929)	(3,093,350)	437,420	(3,586,547)	(3,149,127)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	217,566	(7,808,073)	(7,590,507)	340,749	(8,766,425)	(8,425,676)

TA JPMorgan Enhanced Index Service Class	31,587	(162,288)	(130,701)	49,281	(251,247)	(201,966)

TA JPMorgan International Moderate Growth Service Class	68,928	(1,076,615)	(1,007,687)	295,045	(1,246,614)	(951,569)

TA JPMorgan Tactical Allocation Service Class	108,182	(411,018)	(302,836)	247,789	(369,956)	(122,167)

TA Market Participation Strategy Service Class	468	(25,575)	(25,107)	104,384	(22,623)	81,761

TA Morgan Stanley Capital Growth Service Class	72,126	(307,770)	(235,644)	207,542	(492,137)	(284,595)

TA Multi-Managed Balanced Service Class	218,762	(787,224)	(568,462)	280,744	(1,174,250)	(893,506)

TA PIMCO Tactical - Balanced Service Class	440	(23,930)	(23,490)	16,839	(20,866)	(4,027)

TA PIMCO Tactical - Conservative Service Class	753	(44,535)	(43,782)	13,612	(144,648)	(131,036)

TA PIMCO Tactical - Growth Service Class	1,745	(29,068)	(27,323)	22,387	(116,145)	(93,758)

TA Small/Mid Cap Value Service Class	61,562	(527,470)	(465,908)	148,295	(576,627)	(428,332)

TA T. Rowe Price Small Cap Service Class	74,161	(210,789)	(136,628)	31,789	(225,023)	(193,234)

TA WMC US Growth Service Class	109,178	(530,537)	(421,359)	106,387	(562,579)	(456,192)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$1,979	$(104,381)	$(102,402)	$5,838	$(161,793)	$(155,955)

Fidelity® VIP Index 500 Service Class 2	229,078	(531,206)	(302,128)	328,083	(707,716)	(379,633)

Franklin Allocation Class 4 Shares	-	(339,220)	(339,220)	-	(256,550)	(256,550)

ProFund Access VP High Yield	43,165	(23,935)	19,230	13,829	(2,404)	11,425

ProFund VP Asia 30	94,243	(71,800)	22,443	172,985	(173,926)	(941)

ProFund VP Basic Materials	9,521	(42,510)	(32,989)	34,397	(31,500)	2,897

ProFund VP Bull	840	(38,563)	(37,723)	16,689	(79,671)	(62,982)

ProFund VP Consumer Services	7,532	(65,539)	(58,007)	82,535	(52,549)	29,986

ProFund VP Emerging Markets	86,742	(77,343)	9,399	84,446	(178,612)	(94,166)

ProFund VP Europe 30	82,825	(84,714)	(1,889)	217,748	(309,572)	(91,824)

ProFund VP Falling U.S. Dollar	-	(3,949)	(3,949)	37,518	(41,012)	(3,494)

ProFund VP Financials	63,809	(146,507)	(82,698)	137,274	(332,036)	(194,762)

ProFund VP Government Money Market	435,773	(336,487)	99,286	1,842,845	(1,919,053)	(76,208)

ProFund VP International	70,798	(27,904)	42,894	110,858	(125,790)	(14,932)

ProFund VP Japan	167,982	(95,276)	72,706	-	(42,558)	(42,558)

ProFund VP Mid-Cap	101,842	(213,433)	(111,591)	319,564	(229,379)	90,185

ProFund VP NASDAQ-100	16,714	(265,818)	(249,104)	323,826	(256,240)	67,586

ProFund VP Oil & Gas	36,921	(85,668)	(48,747)	120,125	(246,159)	(126,034)

ProFund VP Pharmaceuticals	10,183	(50,362)	(40,179)	9,356	(70,985)	(61,629)

ProFund VP Precious Metals	48,439	(53,060)	(4,621)	67,810	(35,234)	32,576

ProFund VP Short Emerging Markets	2,067	(11,491)	(9,424)	3,069	(1,667)	1,402

ProFund VP Short International	214	(9,995)	(9,781)	88	(225)	(137)

ProFund VP Short NASDAQ-100	16,232	(20,065)	(3,833)	197,341	(66,563)	130,778

ProFund VP Short Small-Cap	358	(145)	213	41,393	(38,034)	3,359

ProFund VP Small-Cap	-	(20,535)	(20,535)	38,598	(158,042)	(119,444)

ProFund VP Small-Cap Value	321,300	(365,969)	(44,669)	224,628	(519,140)	(294,512)

ProFund VP Telecommunications	2	(5,967)	(5,965)	3,408	(9,501)	(6,093)

ProFund VP U.S. Government Plus	3,122	(27,291)	(24,169)	3,728	(18,020)	(14,292)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$2,969	$(42,450)	$(39,481)	$83,747	$(107,305)	$(23,558)

ProFund VP Utilities	49,719	(113,636)	(63,917)	37,535	(217,534)	(179,999)

TA Aegon Bond Service Class	713,544	(1,993,895)	(1,280,351)	832,629	(1,782,765)	(950,136)

TA Aegon Core Bond Service Class	332,054	(493,194)	(161,140)	602,803	(626,789)	(23,986)

TA Aegon High Yield Bond Service Class	80,091	(412,941)	(332,850)	88,801	(617,504)	(528,703)

TA Aegon Sustainable Equity Income Service Class	151,926	(1,040,121)	(888,195)	294,056	(1,454,792)	(1,160,736)

TA Aegon U.S. Government Securities Service Class	9,188,148	(2,702,655)	6,485,493	1,315,824	(2,485,798)	(1,169,974)

TA BlackRock Global Real Estate Securities Service Class	98,253	(355,464)	(257,211)	594,917	(1,004,847)	(409,930)

TA BlackRock Government Money Market Service Class	1,960,447	(2,207,426)	(246,979)	1,458,220	(1,609,590)	(151,370)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	411,869	(293,753)	118,116	14,124	(189,415)	(175,291)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	134	(169,456)	(169,322)	158	(320,661)	(320,503)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	8,000	(141,831)	(133,831)	28,201	(352,696)	(324,495)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	9,847	(25,485)	(15,638)	353	(7,178)	(6,825)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(4,437)	(4,437)	-	(9,107)	(9,107)

TA BlackRock iShares Edge 40 Service Class	6,213	(61,512)	(55,299)	14,607	(93,138)	(78,531)

TA BlackRock Tactical Allocation Service Class	3,978	(224,501)	(220,523)	459	(161,219)	(160,760)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	679	(57,745)	(57,066)	10,136	(212,933)	(202,797)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	66	(49,194)	(49,128)	9,722	(279,348)	(269,626)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	12,623	(231,773)	(219,150)	3,283	(690,891)	(687,608)

TA International Focus Service Class	62,248	(445,330)	(383,082)	122,016	(500,937)	(378,921)

TA Janus Balanced Service Class	653,368	(868,040)	(214,672)	694,410	(385,195)	309,215

TA Janus Mid-Cap Growth Service Class	38,270	(690,874)	(652,604)	667,826	(1,440,229)	(772,403)

TA JPMorgan Asset Allocation - Conservative Service Class	308,034	(2,772,405)	(2,464,371)	914,876	(4,241,561)	(3,326,685)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Growth Service Class	$340,620	$(3,387,960)	$(3,047,340)	$462,922	$(5,825,413)	$(5,362,491)

TA JPMorgan Asset Allocation - Moderate Service Class	480,870	(6,719,440)	(6,238,570)	951,486	(7,951,665)	(7,000,179)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	501,671	(17,542,356)	(17,040,685)	865,180	(22,088,120)	(21,222,940)

TA JPMorgan Enhanced Index Service Class	114,414	(580,441)	(466,027)	201,308	(973,917)	(772,609)

TA JPMorgan International Moderate Growth Service Class	85,720	(1,409,742)	(1,324,022)	430,639	(1,847,054)	(1,416,415)

TA JPMorgan Tactical Allocation Service Class	151,408	(573,776)	(422,368)	377,248	(566,651)	(189,403)

TA Market Participation Strategy Service Class	825	(43,122)	(42,297)	178,047	(40,789)	137,258

TA Morgan Stanley Capital Growth Service Class	304,671	(1,386,195)	(1,081,524)	1,776,414	(4,042,138)	(2,265,724)

TA Multi-Managed Balanced Service Class	691,577	(2,387,491)	(1,695,914)	876,400	(3,823,330)	(2,946,930)

TA PIMCO Tactical - Balanced Service Class	542	(29,319)	(28,777)	24,192	(29,359)	(5,167)

TA PIMCO Tactical - Conservative Service Class	842	(51,103)	(50,261)	18,368	(191,386)	(173,018)

TA PIMCO Tactical - Growth Service Class	2,294	(38,276)	(35,982)	31,059	(165,983)	(134,924)

TA Small/Mid Cap Value Service Class	303,792	(2,528,376)	(2,224,584)	699,615	(2,760,000)	(2,060,385)

TA T. Rowe Price Small Cap Service Class	296,133	(833,433)	(537,300)	155,495	(1,097,554)	(942,059)

TA WMC US Growth Service Class	464,615	(2,158,178)	(1,693,563)	543,675	(2,812,892)	(2,269,217)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Hedged Allocation Class B Shares
12/31/2022	390,381	$2.11	to	$10.80	$808,436	3.08%	1.45%	to	2.70%	(20.32	) %	to	(21.29	) %
12/31/2021	436,748	2.65	to	13.73	1,137,287	0.25	1.45	to	2.70	11.74		to	10.38
12/31/2020	500,720	2.37	to	12.43	1,167,129	2.20	1.45	to	2.70	7.69		to	6.38
12/31/2019	587,292	2.20	to	11.69	1,273,502	2.33	1.45	to	2.70	16.51		to	15.10
12/31/2018	641,437	1.89	to	10.16	1,194,643	1.68	1.45	to	2.70	(7.76)		to	(8.88)
Fidelity® VIP Index 500 Service Class 2
12/31/2022	2,173,903	3.69	to	15.90	7,952,131	1.20	1.25	to	2.50	(19.42)		to	(20.41)
12/31/2021	2,254,377	4.58	to	19.98	10,230,806	1.05	1.25	to	2.50	26.68		to	25.13
12/31/2020	2,358,197	3.61	to	15.97	8,457,444	1.55	1.25	to	2.50	16.49		to	15.07
12/31/2019	2,921,556	3.10	to	13.88	9,004,198	1.77	1.25	to	2.50	29.40		to	27.83
12/31/2018	3,060,235	2.40	to	10.85	7,286,441	1.53	1.25	to	2.50	(5.91)		to	(7.07)
Franklin Allocation Class 4 Shares
12/31/2022	322,557	2.25	to	10.66	720,927	1.44	1.40	to	2.65	(17.35)		to	(18.35)
12/31/2021	459,622	2.72	to	13.06	1,243,190	1.64	1.40	to	2.65	10.00		to	8.66
12/31/2020	556,693	2.47	to	12.02	1,369,446	1.34	1.40	to	2.65	10.21		to	8.87
12/31/2019	586,279	2.24	to	11.04	1,309,253	3.10	1.40	to	2.65	17.91		to	16.48
12/31/2018	817,436	1.90	to	9.48	1,549,711	2.83	1.40	to	2.65	(10.84)		to	(11.93)
ProFund Access VP High Yield
12/31/2022	162,144	1.73	to	9.26	272,802	3.41	1.25	to	2.50	(9.10)		to	(10.21)
12/31/2021	151,409	1.90	to	10.32	281,052	2.44	1.25	to	2.50	(0.97)		to	(2.17)
12/31/2020	145,274	1.92	to	10.55	272,799	5.37	1.25	to	2.50	(1.30)		to	(2.50)
12/31/2019	148,040	1.95	to	10.82	282,092	4.88	1.25	to	2.50	11.04		to	9.69
12/31/2018	171,543	1.75	to	9.86	295,335	2.44	1.25	to	2.50	(1.85)		to	(3.05)
ProFund VP Asia 30
12/31/2022	377,997	0.83	to	9.63	310,261	0.51	1.25	to	2.50	(25.36)		to	(26.27)
12/31/2021	359,202	1.11	to	13.06	395,791	-	1.25	to	2.50	(19.53)		to	(20.51)
12/31/2020	373,367	1.38	to	16.43	511,365	0.94	1.25	to	2.50	33.87		to	32.24
12/31/2019	616,347	1.03	to	12.42	630,148	0.20	1.25	to	2.50	24.75		to	23.22
12/31/2018	380,159	0.83	to	10.08	310,684	0.41	1.25	to	2.50	(19.61)		to	(20.59)
ProFund VP Basic Materials
12/31/2022	171,660	1.67	to	13.36	284,014	0.18	1.25	to	2.50	(10.26)		to	(11.35)
12/31/2021	191,905	1.86	to	15.07	353,691	0.29	1.25	to	2.50	24.08		to	22.57
12/31/2020	191,473	1.50	to	12.29	284,603	0.58	1.25	to	2.50	15.05		to	13.64
12/31/2019	279,484	1.31	to	10.82	361,818	0.34	1.25	to	2.50	16.27		to	14.85
12/31/2018	243,256	1.12	to	9.42	270,799	0.42	1.25	to	2.50	(18.68)		to	(19.68)
ProFund VP Bull
12/31/2022	187,804	2.12	to	14.45	389,836	-	1.25	to	2.50	(20.73)		to	(21.69)
12/31/2021	204,419	2.67	to	18.45	535,633	-	1.25	to	2.50	24.77		to	23.25
12/31/2020	230,439	2.14	to	14.97	485,037	0.10	1.25	to	2.50	14.60		to	13.20
12/31/2019	268,757	1.87	to	13.23	492,698	0.32	1.25	to	2.50	27.29		to	25.74
12/31/2018	245,778	1.47	to	10.52	353,365	-	1.25	to	2.50	(7.31)		to	(8.45)
ProFund VP Consumer Services
12/31/2022	89,440	2.63	to	12.23	225,081	-	1.25	to	2.50	(32.38)		to	(33.20)
12/31/2021	110,232	3.89	to	18.31	414,798	-	1.25	to	2.50	8.87		to	7.54
12/31/2020	101,065	3.57	to	17.02	350,129	-	1.25	to	2.50	26.76		to	25.22
12/31/2019	99,500	2.82	to	13.60	272,733	-	1.25	to	2.50	23.10		to	21.60
12/31/2018	108,868	2.29	to	11.18	242,989	-	1.25	to	2.50	(0.63)		to	(1.85)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Emerging Markets
12/31/2022	855,261	$0.73	to	$10.27	$623,531	0.62%	1.25%	to	2.50%	(17.23	) %	to	(18.23	) %
12/31/2021	842,905	0.89	to	12.56	743,390	-	1.25	to	2.50	(19.03)		to	(20.01)
12/31/2020	934,089	1.10	to	15.70	1,017,794	0.56	1.25	to	2.50	25.16		to	23.63
12/31/2019	1,127,153	0.88	to	12.70	979,098	0.50	1.25	to	2.50	22.70		to	21.20
12/31/2018	1,268,513	0.71	to	10.48	900,403	0.23	1.25	to	2.50	(16.32)		to	(17.35)
ProFund VP Europe 30
12/31/2022	21,082	0.93	to	10.72	19,370	1.47	1.25	to	2.50	(8.90)		to	(10.01)
12/31/2021	25,220	1.02	to	11.92	25,459	0.95	1.25	to	2.50	22.99		to	21.49
12/31/2020	99,467	0.83	to	9.81	80,433	4.18	1.25	to	2.50	(10.35)		to	(11.45)
12/31/2019	294,186	0.93	to	11.08	270,133	2.65	1.25	to	2.50	16.33		to	14.91
12/31/2018	146,715	0.80	to	9.64	114,627	2.73	1.25	to	2.50	(15.19)		to	(16.24)
ProFund VP Falling U.S. Dollar
12/31/2022	1,682	0.51	to	7.55	852	-	1.25	to	2.50	(9.89)		to	(10.98)
12/31/2021	9,305	0.57	to	8.48	5,241	-	1.25	to	2.50	(9.17)		to	(10.28)
12/31/2020	16,027	0.63	to	9.45	9,956	0.19	1.25	to	2.50	3.51		to	2.25
12/31/2019	77,161	0.61	to	9.24	46,586	0.07	1.25	to	2.50	(3.54)		to	(4.72)
12/31/2018	434,726	0.63	to	9.70	272,662	-	1.25	to	2.50	(7.47)		to	(8.61)
ProFund VP Financials
12/31/2022	206,666	1.23	to	12.66	248,786	0.09	1.25	to	2.50	(16.19)		to	(17.21)
12/31/2021	276,243	1.47	to	15.29	397,657	0.35	1.25	to	2.50	28.50		to	26.93
12/31/2020	412,701	1.14	to	12.04	459,435	0.66	1.25	to	2.50	(2.98)		to	(4.17)
12/31/2019	588,727	1.18	to	12.57	678,227	0.50	1.25	to	2.50	28.66		to	27.09
12/31/2018	533,783	0.92	to	9.89	478,685	0.35	1.25	to	2.50	(11.54)		to	(12.63)
ProFund VP Government Money Market
12/31/2022	4,315,172	0.87	to	8.83	3,723,657	1.06	1.25	to	2.50	(0.20)		to	(1.42)
12/31/2021	4,191,435	0.87	to	8.95	3,632,084	0.01	1.25	to	2.50	(1.22)		to	(2.43)
12/31/2020	4,282,505	0.88	to	9.18	3,758,038	0.03	1.25	to	2.50	(1.19)		to	(2.40)
12/31/2019	757,275	0.89	to	9.40	665,533	0.86	1.25	to	2.50	(0.47)		to	(1.69)
12/31/2018	2,893,310	0.90	to	9.56	2,548,636	0.44	1.25	to	2.50	(0.83)		to	(2.04)
ProFund VP International
12/31/2022	537,744	0.76	to	9.89	403,250	-	1.25	to	2.50	(17.48)		to	(18.48)
12/31/2021	479,474	0.92	to	12.14	436,408	-	1.25	to	2.50	7.48		to	6.17
12/31/2020	496,478	0.86	to	11.43	420,935	0.51	1.25	to	2.50	3.60		to	2.34
12/31/2019	508,415	0.83	to	11.17	416,523	0.27	1.25	to	2.50	17.80		to	16.36
12/31/2018	521,591	0.70	to	9.60	362,951	-	1.25	to	2.50	(16.81)		to	(17.83)
ProFund VP Japan
12/31/2022	80,804	1.03	to	11.40	81,490	-	1.25	to	2.50	(11.03)		to	(12.12)
12/31/2021	12,753	1.15	to	12.98	14,651	-	1.25	to	2.50	2.61		to	1.36
12/31/2020	49,826	1.12	to	12.80	55,938	0.28	1.25	to	2.50	14.50		to	13.11
12/31/2019	162,942	0.98	to	11.32	159,858	0.07	1.25	to	2.50	18.52		to	17.07
12/31/2018	50,471	0.83	to	9.67	41,754	-	1.25	to	2.50	(12.73)		to	(13.80)
ProFund VP Mid-Cap
12/31/2022	222,796	2.04	to	11.88	444,242	-	1.25	to	2.50	(15.96)		to	(16.99)
12/31/2021	279,343	2.42	to	14.31	664,585	-	1.25	to	2.50	20.70		to	19.23
12/31/2020	235,386	2.01	to	12.00	463,982	0.98	1.25	to	2.50	9.39		to	8.06
12/31/2019	315,910	1.84	to	11.11	572,449	0.17	1.25	to	2.50	22.00		to	20.51
12/31/2018	353,354	1.50	to	9.22	523,610	-	1.25	to	2.50	(13.94)		to	(15.00)
ProFund VP NASDAQ-100
12/31/2022	173,789	4.02	to	17.85	685,269	-	1.25	to	2.50	(34.73)		to	(35.52)
12/31/2021	226,563	6.15	to	27.68	1,370,651	-	1.25	to	2.50	23.26		to	21.76
12/31/2020	214,146	4.99	to	22.73	1,050,215	-	1.25	to	2.50	43.77		to	42.02
12/31/2019	325,547	3.47	to	16.01	1,107,920	-	1.25	to	2.50	35.01		to	33.37
12/31/2018	370,621	2.57	to	12.00	935,395	-	1.25	to	2.50	(3.09)		to	(4.28)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Oil & Gas
12/31/2022	378,008	$1.14	to	$11.35	$428,592	1.07%	1.25%	to	2.50%	57.47%	to	55.55%
12/31/2021	434,161	0.73	to	7.30	312,097	1.67	1.25	to	2.50	50.06	to	48.23
12/31/2020	654,890	0.48	to	4.92	314,242	2.48	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	636,386	0.75	to	7.70	471,705	1.56	1.25	to	2.50	7.18	to	5.87
12/31/2018	609,375	0.70	to	7.27	420,002	1.64	1.25	to	2.50	(21.21)	to	(22.18)
ProFund VP Pharmaceuticals
12/31/2022	124,869	2.23	to	11.75	270,104	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	143,553	2.41	to	12.83	336,595	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	171,253	2.19	to	11.83	367,727	0.11	1.25	to	2.50	11.12	to	9.77
12/31/2019	156,301	1.97	to	10.78	301,683	0.83	1.25	to	2.50	12.63	to	11.26
12/31/2018	166,302	1.75	to	9.69	285,947	1.05	1.25	to	2.50	(7.36)	to	(8.50)
ProFund VP Precious Metals
12/31/2022	473,671	0.56	to	11.08	260,400	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	495,382	0.63	to	12.76	309,341	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	458,292	0.70	to	14.37	318,233	0.26	1.25	to	2.50	22.57	to	21.08
12/31/2019	446,209	0.57	to	11.87	252,786	0.04	1.25	to	2.50	44.18	to	42.42
12/31/2018	466,966	0.40	to	8.33	183,594	-	1.25	to	2.50	(14.54)	to	(15.59)
ProFund VP Short Emerging Markets
12/31/2022	158,899	0.17	to	4.55	26,512	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	209,945	0.16	to	4.37	33,172	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	200,442	0.15	to	4.07	29,187	0.69	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	202,628	0.22	to	6.12	43,833	0.39	1.25	to	2.50	(21.97)	to	(22.92)
12/31/2018	194,940	0.28	to	7.94	54,088	-	1.25	to	2.50	11.19	to	9.83
ProFund VP Short International
12/31/2022	33,710	0.25	to	5.38	8,055	-	1.25	to	2.50	11.06	to	9.72
12/31/2021	69,832	0.22	to	4.90	15,026	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	70,417	0.26	to	5.80	17,751	0.37	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	69,471	0.32	to	7.16	21,382	0.33	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2018	63,006	0.39	to	8.89	23,776	-	1.25	to	2.50	14.04	to	12.64
ProFund VP Short NASDAQ-100
12/31/2022	2,724,530	0.05	to	2.65	148,999	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	2,801,492	0.04	to	2.01	114,767	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	407,969	0.06	to	2.75	22,356	0.09	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	397,871	0.10	to	4.93	38,608	0.05	1.25	to	2.50	(28.95)	to	(29.81)
12/31/2018	930,660	0.14	to	7.02	125,630	-	1.25	to	2.50	(4.09)	to	(5.27)
ProFund VP Short Small-Cap
12/31/2022	212,575	0.09	to	4.30	19,579	-	1.25	to	2.50	16.37	to	14.95
12/31/2021	210,171	0.08	to	3.74	16,648	-	1.25	to	2.50	(20.04)	to	(21.03)
12/31/2020	210,999	0.10	to	4.73	20,921	0.34	1.25	to	2.50	(32.80)	to	(33.63)
12/31/2019	214,503	0.15	to	7.13	31,660	0.09	1.25	to	2.50	(21.76)	to	(22.72)
12/31/2018	431,750	0.19	to	9.22	80,676	-	1.25	to	2.50	9.02	to	7.69
ProFund VP Small-Cap
12/31/2022	170,379	1.63	to	10.54	272,432	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	182,539	2.12	to	13.82	378,656	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	240,904	1.90	to	12.55	450,301	0.06	1.25	to	2.50	15.61	to	14.20
12/31/2019	215,447	1.64	to	10.99	348,108	-	1.25	to	2.50	22.08	to	20.59
12/31/2018	268,959	1.34	to	9.11	355,702	-	1.25	to	2.50	(13.97)	to	(15.03)
ProFund VP Small-Cap Value
12/31/2022	118,708	1.95	to	11.03	229,772	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	143,171	2.25	to	12.91	319,546	0.09	1.25	to	2.50	26.97	to	25.42
12/31/2020	286,785	1.78	to	10.29	501,049	0.02	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	302,754	1.78	to	10.44	530,800	-	1.25	to	2.50	21.05	to	19.57
12/31/2018	179,707	1.47	to	8.73	259,915	-	1.25	to	2.50	(15.28)	to	(16.32)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Telecommunications
12/31/2022	24,232	$0.98	to	$7.79	$23,223	2.03%	1.25%	to	2.50%	(22.19	) %	to	(23.14	) %
12/31/2021	30,329	1.26	to	10.13	37,448	1.13	1.25	to	2.50	16.95		to	15.53
12/31/2020	35,101	1.07	to	8.77	37,138	0.94	1.25	to	2.50	1.88		to	0.63
12/31/2019	22,293	1.05	to	8.71	22,975	2.96	1.25	to	2.50	13.35		to	11.97
12/31/2018	33,753	0.93	to	7.78	30,694	7.89	1.25	to	2.50	(16.16)		to	(17.19)
ProFund VP U.S. Government Plus
12/31/2022	54,507	1.20	to	6.88	64,556	-	1.25	to	2.50	(42.42)		to	(43.12)
12/31/2021	73,055	2.09	to	12.09	150,178	-	1.25	to	2.50	(8.23)		to	(9.35)
12/31/2020	80,047	2.27	to	13.34	179,238	0.04	1.25	to	2.50	19.20		to	17.75
12/31/2019	86,095	1.91	to	11.33	161,813	0.84	1.25	to	2.50	16.76		to	15.34
12/31/2018	113,345	1.63	to	9.82	182,750	0.94	1.25	to	2.50	(6.60)		to	(7.74)
ProFund VP UltraSmall-Cap
12/31/2022	58,661	1.42	to	8.99	81,449	-	1.25	to	2.50	(44.38)		to	(45.06)
12/31/2021	84,177	2.55	to	16.36	211,035	-	1.25	to	2.50	21.78		to	20.30
12/31/2020	97,225	2.09	to	13.60	200,789	0.12	1.25	to	2.50	14.95		to	13.55
12/31/2019	163,627	1.82	to	11.97	295,170	-	1.25	to	2.50	45.51		to	43.74
12/31/2018	134,449	1.25	to	8.33	166,576	-	1.25	to	2.50	(27.86)		to	(28.75)
ProFund VP Utilities
12/31/2022	141,440	2.06	to	13.54	289,956	0.95	1.25	to	2.50	(1.48)		to	(2.68)
12/31/2021	174,007	2.09	to	13.91	361,010	1.52	1.25	to	2.50	13.98		to	12.59
12/31/2020	271,080	1.84	to	12.36	490,320	1.65	1.25	to	2.50	(3.60)		to	(4.78)
12/31/2019	320,509	1.90	to	12.98	601,179	1.47	1.25	to	2.50	21.36		to	19.88
12/31/2018	368,158	1.57	to	10.83	571,239	2.12	1.25	to	2.50	1.61		to	0.36
TA Aegon High Yield Bond Service Class
12/31/2022	476,424	2.07	to	10.04	955,072	5.16	1.25	to	2.50	(12.55)		to	(13.61)
12/31/2021	637,736	2.37	to	11.62	1,469,381	5.10	1.25	to	2.50	4.94		to	3.66
12/31/2020	866,828	2.26	to	11.21	1,912,066	6.07	1.25	to	2.50	3.39		to	2.12
12/31/2019	1,099,426	2.19	to	10.97	2,349,215	5.39	1.25	to	2.50	12.57		to	11.19
12/31/2018	1,380,618	1.94	to	9.87	2,623,224	5.83	1.25	to	2.50	(3.92)		to	(5.09)
TA Aegon Bond Service Class
12/31/2022	3,320,410	1.36	to	8.73	4,402,224	2.30	1.25	to	2.50	(16.13)		to	(17.15)
12/31/2021	4,209,089	1.62	to	10.54	6,671,755	1.25	1.25	to	2.50	(2.29)		to	(3.48)
12/31/2020	4,808,736	1.65	to	10.92	7,802,460	3.94	1.25	to	2.50	6.08		to	4.79
12/31/2019	5,625,560	1.56	to	10.42	8,642,888	2.25	1.25	to	2.50	6.88		to	5.58
12/31/2018	5,752,966	1.46	to	9.87	8,276,461	2.33	1.25	to	2.50	(2.25)		to	(3.45)
TA Aegon Core Bond Service Class
12/31/2022	2,084,004	1.39	to	8.88	2,790,657	2.35	1.25	to	2.50	(14.07)		to	(15.11)
12/31/2021	2,185,380	1.62	to	10.46	3,425,678	2.36	1.25	to	2.50	(2.49)		to	(3.67)
12/31/2020	2,190,689	1.66	to	10.85	3,545,387	3.10	1.25	to	2.50	5.84		to	4.55
12/31/2019	2,137,653	1.57	to	10.38	3,288,015	2.25	1.25	to	2.50	6.92		to	5.61
12/31/2018	2,174,941	1.47	to	9.83	3,131,097	2.74	1.25	to	2.50	(1.33)		to	(2.54)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	2,237,302	2.47	to	10.68	5,379,337	1.82	1.25	to	2.50	(12.93)		to	(13.99)
12/31/2021	2,603,142	2.83	to	12.42	7,209,147	1.86	1.25	to	2.50	20.61		to	19.14
12/31/2020	3,059,503	2.35	to	10.42	7,028,245	2.77	1.25	to	2.50	(8.73)		to	(9.84)
12/31/2019	3,353,035	2.57	to	11.56	8,450,480	2.18	1.25	to	2.50	22.05		to	20.56
12/31/2018	3,629,704	2.11	to	9.59	7,514,968	1.90	1.25	to	2.50	(12.78)		to	(13.85)
TA Aegon U.S. Government Securities Service Class
12/31/2022	8,373,693	1.20	to	8.62	9,753,628	0.92	1.25	to	2.50	(14.36)		to	(15.41)
12/31/2021	3,113,918	1.40	to	10.19	4,268,511	1.54	1.25	to	2.50	(3.74)		to	(4.91)
12/31/2020	3,960,187	1.45	to	10.72	5,627,969	1.19	1.25	to	2.50	7.32		to	6.01
12/31/2019	4,694,593	1.35	to	10.11	6,205,579	1.53	1.25	to	2.50	5.04		to	3.75
12/31/2018	11,932,579	1.29	to	9.75	15,011,721	2.33	1.25	to	2.50	(1.23)		to	(2.44)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Global Real Estate Securities Service Class
12/31/2022	1,017,912	$2.13	to	$9.49	$2,124,901	2.89%	1.25%	to	2.50%	(29.27	) %	to	(30.13	) %
12/31/2021	1,119,813	3.01	to	13.58	3,309,394	2.19	1.25	to	2.50	24.30		to	22.78
12/31/2020	1,243,688	2.42	to	11.06	2,954,652	11.38	1.25	to	2.50	(1.74)		to	(2.94)
12/31/2019	1,468,402	2.47	to	11.40	3,551,750	0.59	1.25	to	2.50	23.34		to	21.84
12/31/2018	1,602,414	2.00	to	9.35	3,146,850	7.64	1.25	to	2.50	(11.44)		to	(12.53)
TA BlackRock Government Money Market Service Class
12/31/2022	4,234,535	0.95	to	8.99	3,945,088	1.33	1.25	to	2.50	0.16		to	(1.06)
12/31/2021	4,502,067	0.95	to	9.09	4,193,246	0.00	1.25	to	2.50	(1.23)		to	(2.44)
12/31/2020	4,665,627	0.96	to	9.32	4,404,296	0.23	1.25	to	2.50	(0.99)		to	(2.20)
12/31/2019	4,328,151	0.97	to	9.53	4,135,113	1.71	1.25	to	2.50	0.46		to	(0.76)
12/31/2018	5,024,121	0.97	to	9.60	4,765,925	0.81	1.25	to	2.50	(0.41)		to	(1.63)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	671,836	1.20	to	9.87	794,788	1.45	1.25	to	2.50	(16.33)		to	(17.35)
12/31/2021	585,128	1.43	to	11.94	827,387	1.02	1.25	to	2.50	4.44		to	3.16
12/31/2020	714,364	1.37	to	11.57	966,134	2.05	1.25	to	2.50	5.34		to	4.05
12/31/2019	644,796	1.30	to	11.12	831,223	1.98	1.25	to	2.50	9.86		to	8.52
12/31/2018	665,900	1.19	to	10.25	782,653	1.37	1.25	to	2.50	(4.10)		to	(5.27)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2022	297,136	1.16	to	9.74	339,962	1.17	1.25	to	2.50	(18.16)		to	(19.16)
12/31/2021	430,594	1.41	to	12.04	603,493	0.85	1.25	to	2.50	6.99		to	5.69
12/31/2020	674,614	1.32	to	11.40	881,323	1.97	1.25	to	2.50	1.97		to	0.73
12/31/2019	720,840	1.30	to	11.31	924,013	1.85	1.25	to	2.50	9.76		to	8.42
12/31/2018	554,814	1.18	to	10.43	650,574	1.37	1.25	to	2.50	(5.36)		to	(6.52)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	478,619	1.19	to	9.25	560,212	1.26	1.25	to	2.50	(19.32)		to	(20.30)
12/31/2021	581,996	1.47	to	11.60	846,079	0.56	1.25	to	2.50	6.29		to	5.00
12/31/2020	810,629	1.39	to	11.05	1,108,545	1.83	1.25	to	2.50	(3.29)		to	(4.47)
12/31/2019	901,007	1.43	to	11.57	1,276,668	1.66	1.25	to	2.50	9.98		to	8.64
12/31/2018	951,959	1.30	to	10.65	1,228,504	1.47	1.25	to	2.50	(7.12)		to	(8.26)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2022	112,760	1.17	to	9.70	127,521	1.18	1.25	to	2.50	(16.93)		to	(17.94)
12/31/2021	126,407	1.40	to	11.82	173,084	0.56	1.25	to	2.50	7.82		to	6.51
12/31/2020	131,412	1.30	to	11.10	167,370	1.68	1.25	to	2.50	(1.78)		to	(2.97)
12/31/2019	129,500	1.33	to	11.44	168,532	1.26	1.25	to	2.50	14.63		to	13.23
12/31/2018	331,044	1.16	to	10.11	379,563	1.29	1.25	to	2.50	(4.52)		to	(5.69)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2022	55,759	1.25	to	10.02	68,342	1.14	1.25	to	2.50	(17.94)		to	(18.94)
12/31/2021	59,255	1.52	to	12.36	88,650	0.29	1.25	to	2.50	13.00		to	11.62
12/31/2020	65,559	1.35	to	11.08	87,005	2.62	1.25	to	2.50	(3.37)		to	(4.55)
12/31/2019	33,985	1.40	to	11.60	47,260	1.44	1.25	to	2.50	15.39		to	13.98
12/31/2018	39,992	1.21	to	10.18	48,222	0.38	1.25	to	2.50	(5.91)		to	(7.07)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	217,438	1.54	to	10.23	326,905	1.58	1.25	to	2.50	(15.49)		to	(16.52)
12/31/2021	251,097	1.83	to	12.25	448,000	1.50	1.25	to	2.50	4.47		to	3.20
12/31/2020	295,538	1.75	to	11.87	506,248	2.25	1.25	to	2.50	8.10		to	6.78
12/31/2019	363,011	1.62	to	11.12	576,157	1.96	1.25	to	2.50	13.68		to	12.30
12/31/2018	415,146	1.42	to	9.90	580,671	1.58	1.25	to	2.50	(5.61)		to	(6.77)
TA BlackRock Tactical Allocation Service Class
12/31/2022	765,824	1.25	to	10.93	948,054	3.58	1.25	to	2.50	(17.24)		to	(18.25)
12/31/2021	940,880	1.52	to	13.37	1,409,175	2.46	1.25	to	2.50	6.31		to	5.01
12/31/2020	1,051,215	1.43	to	12.73	1,484,005	1.62	1.25	to	2.50	11.79		to	10.43
12/31/2019	1,920,133	1.28	to	11.53	2,431,775	2.23	1.25	to	2.50	15.61		to	14.20
12/31/2018	1,947,753	1.10	to	10.10	2,136,459	0.95	1.25	to	2.50	(5.60)		to	(6.76)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2022	379,823	$1.42	to	$10.46	$526,775	1.49%	1.25%	to	2.50%	(15.32	) %	to	(16.35	) %
12/31/2021	418,838	1.68	to	12.50	687,063	1.09	1.25	to	2.50	8.00		to	6.69
12/31/2020	548,353	1.55	to	11.72	836,609	2.14	1.25	to	2.50	2.90		to	1.65
12/31/2019	668,948	1.51	to	11.53	991,879	2.12	1.25	to	2.50	14.22		to	12.83
12/31/2018	593,078	1.32	to	10.22	769,810	1.50	1.25	to	2.50	(5.73)		to	(6.89)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2022	65,468	1.36	to	9.79	88,115	1.59	1.25	to	2.50	(12.91)		to	(13.98)
12/31/2021	99,160	1.57	to	11.38	152,760	1.30	1.25	to	2.50	1.49		to	0.25
12/31/2020	279,292	1.54	to	11.35	422,800	1.53	1.25	to	2.50	3.62		to	2.35
12/31/2019	629,625	1.49	to	11.09	928,085	1.95	1.25	to	2.50	10.81		to	9.45
12/31/2018	868,198	1.34	to	10.13	1,157,461	1.80	1.25	to	2.50	(4.79)		to	(5.96)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	861,999	1.55	to	11.36	1,311,564	1.41	1.25	to	2.50	(15.57)		to	(16.60)
12/31/2021	1,004,031	1.84	to	13.62	1,810,294	0.89	1.25	to	2.50	12.64		to	11.26
12/31/2020	1,398,477	1.63	to	12.24	2,249,066	2.08	1.25	to	2.50	2.93		to	1.67
12/31/2019	1,691,822	1.59	to	12.04	2,645,897	1.67	1.25	to	2.50	17.94		to	16.50
12/31/2018	2,101,732	1.34	to	10.33	2,793,506	1.56	1.25	to	2.50	(8.31)		to	(9.44)
TA International Focus Service Class
12/31/2022	1,026,119	1.35	to	12.07	1,353,950	2.73	1.25	to	2.50	(21.28)		to	(22.24)
12/31/2021	1,303,065	1.71	to	15.52	2,186,183	1.06	1.25	to	2.50	9.26		to	7.93
12/31/2020	1,531,393	1.57	to	14.38	2,359,324	2.04	1.25	to	2.50	19.10		to	17.64
12/31/2019	1,754,564	1.31	to	12.22	2,270,646	1.27	1.25	to	2.50	25.83		to	24.30
12/31/2018	1,930,792	1.04	to	9.83	1,988,143	0.95	1.25	to	2.50	(18.97)		to	(19.96)
TA Janus Balanced Service Class
12/31/2022	917,417	1.81	to	13.31	1,624,518	0.80	1.25	to	2.50	(17.79)		to	(18.79)
12/31/2021	1,042,748	2.20	to	16.39	2,263,727	1.15	1.25	to	2.50	14.02		to	12.63
12/31/2020	876,615	1.93	to	14.55	1,672,231	1.51	1.25	to	2.50	12.90		to	11.53
12/31/2019	874,346	1.71	to	13.05	1,479,947	1.39	1.25	to	2.50	20.27		to	18.80
12/31/2018	893,638	1.42	to	10.98	1,259,176	1.30	1.25	to	2.50	(1.31)		to	(2.52)
TA Janus Mid-Cap Growth Service Class
12/31/2022	1,034,652	3.51	to	16.93	3,549,214	-	1.25	to	2.50	(17.96)		to	(18.96)
12/31/2021	1,222,586	4.28	to	20.90	5,110,793	0.10	1.25	to	2.50	15.55		to	14.14
12/31/2020	1,422,189	3.70	to	18.31	5,157,477	0.04	1.25	to	2.50	17.46		to	16.03
12/31/2019	1,496,316	3.15	to	15.78	4,626,016	-	1.25	to	2.50	34.65		to	33.00
12/31/2018	1,660,431	2.34	to	11.86	3,821,175	-	1.25	to	2.50	(2.68)		to	(3.87)
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2022	9,350,242	1.66	to	10.39	15,114,942	5.32	1.25	to	2.50	(16.65)		to	(17.66)
12/31/2021	10,789,544	1.99	to	12.62	20,944,701	2.16	1.25	to	2.50	4.32		to	3.05
12/31/2020	12,545,247	1.91	to	12.25	23,349,463	2.27	1.25	to	2.50	9.87		to	8.53
12/31/2019	13,993,854	1.74	to	11.29	23,750,952	2.29	1.25	to	2.50	12.15		to	10.78
12/31/2018	17,383,280	1.55	to	10.19	26,356,321	1.54	1.25	to	2.50	(5.47)		to	(6.63)
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2022	11,903,433	2.48	to	13.61	28,781,638	5.64	1.25	to	2.50	(23.69)		to	(24.62)
12/31/2021	13,111,099	3.25	to	18.05	41,607,966	1.48	1.25	to	2.50	17.88		to	16.44
12/31/2020	14,904,961	2.76	to	15.50	40,167,885	1.49	1.25	to	2.50	22.82		to	21.33
12/31/2019	16,627,181	2.25	to	12.78	36,520,131	1.47	1.25	to	2.50	24.31		to	22.79
12/31/2018	18,860,098	1.81	to	10.41	33,358,951	1.61	1.25	to	2.50	(11.81)		to	(12.90)
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2022	24,451,351	1.93	to	11.17	45,895,635	5.03	1.25	to	2.50	(17.28)		to	(18.29)
12/31/2021	27,544,701	2.33	to	13.67	62,635,456	1.69	1.25	to	2.50	7.59		to	6.28
12/31/2020	30,693,828	2.17	to	12.86	64,978,923	1.97	1.25	to	2.50	10.89		to	9.54
12/31/2019	35,970,936	1.96	to	11.74	68,726,479	1.95	1.25	to	2.50	14.74		to	13.34
12/31/2018	41,192,568	1.71	to	10.36	68,661,261	1.50	1.25	to	2.50	(6.52)		to	(7.67)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2022	55,808,927	$2.19	to	$12.16	$118,851,492	5.09%	1.25%	to	2.50%	(18.55	) %	to	(19.54	) %
12/31/2021	63,399,434	2.69	to	15.11	165,954,444	1.94	1.25	to	2.50	12.30		to	10.93
12/31/2020	71,825,110	2.40	to	13.62	167,676,534	1.81	1.25	to	2.50	13.25		to	11.87
12/31/2019	83,189,947	2.12	to	12.18	171,794,837	1.93	1.25	to	2.50	18.31		to	16.87
12/31/2018	93,446,518	1.79	to	10.42	163,352,079	1.64	1.25	to	2.50	(8.47)		to	(9.59)
TA JPMorgan Enhanced Index Service Class
12/31/2022	913,850	3.61	to	15.95	3,245,480	0.40	1.25	to	2.50	(19.55)		to	(20.53)
12/31/2021	1,044,551	4.49	to	20.06	4,621,081	0.58	1.25	to	2.50	28.19		to	26.62
12/31/2020	1,246,517	3.50	to	15.85	4,303,977	1.23	1.25	to	2.50	18.38		to	16.94
12/31/2019	1,380,590	2.96	to	13.55	4,026,350	0.90	1.25	to	2.50	29.08		to	27.50
12/31/2018	1,641,034	2.29	to	10.63	3,710,594	0.86	1.25	to	2.50	(7.41)		to	(8.55)
TA JPMorgan International Moderate Growth Service Class
12/31/2022	5,421,548	1.24	to	11.08	6,642,371	4.69	1.25	to	2.50	(18.44)		to	(19.43)
12/31/2021	6,429,235	1.53	to	13.76	9,664,110	1.29	1.25	to	2.50	7.67		to	6.35
12/31/2020	7,380,804	1.42	to	12.94	10,317,666	2.50	1.25	to	2.50	13.13		to	11.75
12/31/2019	8,712,628	1.25	to	11.58	10,778,859	2.05	1.25	to	2.50	16.16		to	14.74
12/31/2018	10,463,264	1.08	to	10.09	11,149,334	2.11	1.25	to	2.50	(13.00)		to	(14.07)
TA JPMorgan Tactical Allocation Service Class
12/31/2022	2,030,962	1.34	to	10.05	2,657,587	1.50	1.25	to	2.50	(16.07)		to	(17.10)
12/31/2021	2,333,798	1.60	to	12.13	3,646,470	1.49	1.25	to	2.50	3.34		to	2.08
12/31/2020	2,455,965	1.55	to	11.88	3,719,444	2.05	1.25	to	2.50	10.72		to	9.37
12/31/2019	2,536,179	1.40	to	10.86	3,472,379	2.05	1.25	to	2.50	10.53		to	9.18
12/31/2018	2,845,196	1.26	to	9.95	3,526,385	1.84	1.25	to	2.50	(4.39)		to	(5.56)
TA Market Participation Strategy Service Class
12/31/2022	233,511	1.62	to	12.80	372,373	0.03	1.25	to	2.50	(16.35)		to	(17.37)
12/31/2021	258,618	1.94	to	15.49	493,832	0.52	1.25	to	2.50	13.04		to	11.66
12/31/2020	176,857	1.72	to	13.88	300,390	1.29	1.25	to	2.50	18.84		to	17.39
12/31/2019	119,550	1.44	to	11.82	171,738	0.92	1.25	to	2.50	17.12		to	15.69
12/31/2018	126,603	1.23	to	10.22	155,460	0.33	1.25	to	2.50	(3.94)		to	(5.11)
TA Morgan Stanley Capital Growth Service Class
12/31/2022	1,552,692	3.15	to	13.61	4,752,513	-	1.25	to	2.50	(60.41)		to	(60.89)
12/31/2021	1,788,336	7.95	to	34.79	13,857,163	-	1.25	to	2.50	(2.05)		to	(3.25)
12/31/2020	2,072,931	8.12	to	35.96	16,424,503	-	1.25	to	2.50	114.61		to	112.00
12/31/2019	2,649,620	3.78	to	16.96	9,798,663	-	1.25	to	2.50	21.95		to	20.46
12/31/2018	1,442,446	3.10	to	14.08	4,375,580	-	1.25	to	2.50	5.11		to	3.82
TA Multi-Managed Balanced Service Class
12/31/2022	5,793,115	2.95	to	12.81	16,716,599	0.91	1.25	to	2.50	(17.52)		to	(18.52)
12/31/2021	6,361,577	3.58	to	15.72	22,268,595	0.96	1.25	to	2.50	15.35		to	13.94
12/31/2020	7,255,083	3.10	to	13.80	22,051,094	1.37	1.25	to	2.50	14.18		to	12.78
12/31/2019	7,081,225	2.72	to	12.23	18,865,680	1.39	1.25	to	2.50	20.00		to	18.53
12/31/2018	8,447,369	2.27	to	10.32	18,787,030	1.18	1.25	to	2.50	(5.10)		to	(6.26)
TA PIMCO Tactical - Balanced Service Class
12/31/2022	220,051	1.18	to	9.96	251,668	0.55	1.25	to	2.50	(20.65)		to	(21.61)
12/31/2021	243,541	1.48	to	12.70	351,548	-	1.25	to	2.50	5.08		to	3.80
12/31/2020	247,568	1.41	to	12.24	340,683	3.91	1.25	to	2.50	7.51		to	6.20
12/31/2019	252,678	1.31	to	11.52	326,386	0.15	1.25	to	2.50	18.20		to	16.76
12/31/2018	313,881	1.11	to	9.87	343,737	3.03	1.25	to	2.50	(8.09)		to	(9.22)
TA PIMCO Tactical - Conservative Service Class
12/31/2022	194,008	1.13	to	10.00	213,283	1.09	1.25	to	2.50	(18.31)		to	(19.31)
12/31/2021	237,790	1.38	to	12.39	321,626	0.92	1.25	to	2.50	2.92		to	1.67
12/31/2020	368,826	1.34	to	12.18	486,694	1.58	1.25	to	2.50	8.54		to	7.21
12/31/2019	467,517	1.24	to	11.37	567,748	0.09	1.25	to	2.50	16.11		to	14.70
12/31/2018	453,176	1.06	to	9.91	477,397	3.15	1.25	to	2.50	(6.32)		to	(7.47)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*		Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA PIMCO Tactical - Growth Service Class
12/31/2022	255,581	$1.22	to	$10.76	$303,026	-%	1.25%	to	2.50%	(19.04	) %	to	(20.02	) %
12/31/2021	282,904	1.50	to	13.45	415,245	-	1.25	to	2.50	7.86		to	6.55
12/31/2020	376,662	1.39	to	12.63	512,934	3.27	1.25	to	2.50	7.74		to	6.43
12/31/2019	190,294	1.29	to	11.86	242,836	-	1.25	to	2.50	20.05		to	18.59
12/31/2018	240,709	1.08	to	10.00	255,722	2.97	1.25	to	2.50	(8.83)		to	(9.95)
TA Small/Mid Cap Value Service Class
12/31/2022	2,475,395	4.78	to	13.06	11,520,876	0.33	1.25	to	2.50	(9.66)		to	(10.76)
12/31/2021	2,941,303	5.29	to	14.63	15,182,567	0.49	1.25	to	2.50	26.24		to	24.70
12/31/2020	3,369,635	4.19	to	11.73	13,812,896	0.98	1.25	to	2.50	2.46		to	1.21
12/31/2019	3,772,360	4.09	to	11.59	15,105,626	0.74	1.25	to	2.50	23.40		to	21.89
12/31/2018	4,082,887	3.31	to	9.51	13,262,561	0.66	1.25	to	2.50	(12.73)		to	(13.81)
TA T. Rowe Price Small Cap Service Class
12/31/2022	641,449	3.97	to	13.41	2,479,483	-	1.25	to	2.50	(23.55)		to	(24.48)
12/31/2021	778,077	5.19	to	17.75	3,939,408	-	1.25	to	2.50	9.71		to	8.37
12/31/2020	971,311	4.73	to	16.38	4,498,025	-	1.25	to	2.50	21.78		to	20.30
12/31/2019	1,128,987	3.89	to	13.62	4,287,933	-	1.25	to	2.50	30.76		to	29.16
12/31/2018	1,181,914	2.97	to	10.54	3,438,614	-	1.25	to	2.50	(8.43)		to	(9.56)
TA WMC US Growth Service Class
12/31/2022	3,641,072	3.81	to	17.22	13,410,845	-	1.25	to	2.50	(32.36)		to	(33.18)
12/31/2021	4,062,431	5.63	to	25.77	22,175,158	-	1.25	to	2.50	18.89		to	17.44
12/31/2020	4,518,623	4.74	to	21.94	20,786,549	-	1.25	to	2.50	35.25		to	33.60
12/31/2019	5,236,235	3.50	to	16.43	17,860,072	-	1.25	to	2.50	37.95		to	36.27
12/31/2018	5,656,004	2.54	to	12.05	14,010,017	0.27	1.25	to	2.50	(1.27)		to	(2.49)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.